UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.8%	Treasuries	1,956,292,737	1,955,961,602
0.0%	Other Investment Company	306,637	306,637
99.8%	Total Investments	1,956,599,374	1,956,268,239
0.2%	Other Assets and Liabilities, Net		3,295,021
100.0%	Net Assets		1,959,563,260

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/18	92,096,913	92,908,076
1.38%, 07/15/18	27,770,929	28,731,637
2.13%, 01/15/19	25,836,881	27,191,096
0.13%, 04/15/19	91,283,565	92,644,402
1.88%, 07/15/19	29,358,362	31,198,182
1.38%, 01/15/20	35,600,428	37,521,997
0.13%, 04/15/20	91,355,922	92,751,925
1.25%, 07/15/20	54,711,690	57,924,937
1.13%, 01/15/21	62,582,466	65,924,796
0.13%, 04/15/21	79,434,241	80,310,912
0.63%, 07/15/21	66,428,792	68,957,310
0.13%, 01/15/22	73,324,095	73,945,470
0.13%, 07/15/22	75,625,515	76,285,159
0.13%, 01/15/23	75,977,544	76,006,728
0.38%, 07/15/23	75,360,915	76,620,172
0.63%, 01/15/24	75,184,429	77,046,018
0.13%, 07/15/24	73,880,965	73,258,526
0.25%, 01/15/25	74,065,943	73,488,294
2.38%, 01/15/25	48,630,260	56,130,615
0.38%, 07/15/25	73,975,420	74,213,045
0.63%, 01/15/26	66,625,833	67,886,261
2.00%, 01/15/26	35,426,659	40,231,134
0.13%, 07/15/26	62,475,424	61,002,660
0.38%, 01/15/27	42,518,793	42,362,582
2.38%, 01/15/27	28,501,480	33,723,220
1.75%, 01/15/28	28,433,669	32,181,351
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/28	24,022,355	31,962,045
2.50%, 01/15/29	27,529,305	33,691,121
3.88%, 04/15/29	29,235,616	40,471,710
3.38%, 04/15/32	11,108,817	15,615,848
2.13%, 02/15/40	15,047,934	18,998,341
2.13%, 02/15/41	19,135,249	24,308,782
0.75%, 02/15/42	33,666,641	32,432,093
0.63%, 02/15/43	24,850,505	23,160,216
1.38%, 02/15/44	37,628,585	41,565,987
0.75%, 02/15/45	41,793,141	39,874,065
1.00%, 02/15/46	30,700,621	31,199,987
0.88%, 02/15/47	12,409,512	12,234,902
Total Treasuries
(Cost $1,956,292,737)		1,955,961,602
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a)	306,637	306,637
Total Other Investment Company
(Cost $306,637)		306,637

End of Investments

At 03/31/17, the tax basis cost of the fund's investments was $1,960,919,282 and the unrealized appreciation and depreciation were $669,233 and ($5,320,276), respectively, with a net unrealized depreciation of ($4,651,043).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$1,955,961,602	$—	$1,955,961,602
Other Investment Company[1]	306,637	—	—	306,637
Total	$306,637	$1,955,961,602	$—	$1,956,268,239
[1]	As categorized in Portfolio Holdings.
1

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.5%	Treasuries	1,638,492,348	1,633,244,162
0.1%	Other Investment Company	857,768	857,768
99.6%	Total Investments	1,639,350,116	1,634,101,930
0.4%	Other Assets and Liabilities, Net		5,830,033
100.0%	Net Assets		1,639,931,963

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
9.13%, 05/15/18	7,218,000	7,865,079
9.00%, 11/15/18	3,938,000	4,436,712
8.88%, 02/15/19	3,801,000	4,346,725
8.13%, 08/15/19	4,046,000	4,683,561
8.50%, 02/15/20	1,977,000	2,369,079
Notes
0.88%, 03/31/18	3,416,000	3,409,393
0.75%, 04/15/18	12,819,500	12,774,683
0.63%, 04/30/18	22,799,000	22,682,771
0.75%, 04/30/18	19,597,000	19,523,119
2.63%, 04/30/18	9,661,000	9,818,368
1.00%, 05/15/18	19,863,000	19,840,118
3.88%, 05/15/18	10,377,000	10,697,629
0.88%, 05/31/18	23,963,000	23,895,616
1.00%, 05/31/18	24,085,000	24,053,954
2.38%, 05/31/18	3,768,000	3,821,724
1.13%, 06/15/18	15,241,000	15,241,000
0.63%, 06/30/18	13,684,000	13,599,009
1.38%, 06/30/18	13,890,000	13,931,781
2.38%, 06/30/18	17,912,000	18,184,871
0.88%, 07/15/18	39,470,000	39,339,710
0.75%, 07/31/18	10,258,000	10,205,705
1.38%, 07/31/18	6,444,000	6,463,506
2.25%, 07/31/18	30,614,000	31,060,658
1.00%, 08/15/18	12,799,000	12,773,748
4.00%, 08/15/18	6,281,000	6,526,964
0.75%, 08/31/18	16,409,000	16,316,059
1.50%, 08/31/18	25,470,000	25,587,901
1.00%, 09/15/18	5,063,000	5,050,839
0.75%, 09/30/18	11,397,000	11,325,769
1.38%, 09/30/18	21,715,000	21,781,578
0.88%, 10/15/18	27,616,000	27,489,795
0.75%, 10/31/18	9,501,000	9,435,310
1.25%, 10/31/18	22,445,000	22,465,605
1.75%, 10/31/18	16,843,000	16,992,347
1.25%, 11/15/18	11,201,000	11,211,507
3.75%, 11/15/18	18,679,000	19,444,036
1.00%, 11/30/18	12,532,000	12,490,632
1.25%, 11/30/18	22,647,000	22,664,687
1.38%, 11/30/18	6,318,000	6,336,512
1.25%, 12/15/18	16,963,000	16,974,603
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 12/31/18	19,089,000	19,100,931
1.38%, 12/31/18	11,809,000	11,841,061
1.50%, 12/31/18	22,269,000	22,376,871
1.13%, 01/15/19	16,707,000	16,677,312
1.13%, 01/31/19	17,204,000	17,171,742
1.25%, 01/31/19	20,741,000	20,749,919
1.50%, 01/31/19	21,756,000	21,860,538
0.75%, 02/15/19	16,258,000	16,113,515
2.75%, 02/15/19	16,718,000	17,188,846
1.13%, 02/28/19	18,106,000	18,067,108
1.38%, 02/28/19	16,140,000	16,180,350
1.50%, 02/28/19	21,485,000	21,589,073
1.00%, 03/15/19	15,766,000	15,687,785
1.25%, 03/31/19	18,250,000	18,248,211
1.50%, 03/31/19	7,614,000	7,650,730
1.63%, 03/31/19	24,813,000	24,990,860
0.88%, 04/15/19	20,415,000	20,251,925
1.25%, 04/30/19	4,505,000	4,502,626
1.63%, 04/30/19	18,731,000	18,863,428
0.88%, 05/15/19	5,244,000	5,198,524
3.13%, 05/15/19	31,056,000	32,242,432
1.13%, 05/31/19	23,581,000	23,497,170
1.50%, 05/31/19	34,291,000	34,442,360
0.88%, 06/15/19	7,752,000	7,677,961
1.00%, 06/30/19	18,419,000	18,291,651
1.63%, 06/30/19	25,168,000	25,335,619
0.75%, 07/15/19	8,543,000	8,431,539
0.88%, 07/31/19	42,763,000	42,315,314
1.63%, 07/31/19	9,952,000	10,015,753
0.75%, 08/15/19	15,023,000	14,812,918
3.63%, 08/15/19	10,679,000	11,248,201
1.00%, 08/31/19	18,707,000	18,544,043
1.63%, 08/31/19	30,654,000	30,840,805
0.88%, 09/15/19	12,967,000	12,808,971
1.00%, 09/30/19	13,079,000	12,954,593
1.75%, 09/30/19	23,307,000	23,519,140
1.00%, 10/15/19	15,686,000	15,530,975
1.25%, 10/31/19	9,764,000	9,727,004
1.50%, 10/31/19	23,210,000	23,260,319
1.00%, 11/15/19	15,943,000	15,769,253
3.38%, 11/15/19	25,138,000	26,416,016
1.00%, 11/30/19	14,671,000	14,512,832
1.50%, 11/30/19	22,861,000	22,902,516
1.38%, 12/15/19	16,227,000	16,198,473
1.13%, 12/31/19	14,835,000	14,708,665
1.63%, 12/31/19	23,666,000	23,778,319
1.38%, 01/15/20	16,580,000	16,543,076
1.25%, 01/31/20	26,183,000	26,018,335
1.38%, 01/31/20	15,620,000	15,580,341
1.38%, 02/15/20	16,952,000	16,900,347
3.63%, 02/15/20	31,355,000	33,257,120
1.25%, 02/29/20	11,603,000	11,521,419
1.38%, 02/29/20	30,018,000	29,908,374
1.63%, 03/15/20	15,000,000	15,055,365

1

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 03/31/20	12,500,000	12,357,425
1.38%, 03/31/20	25,000,000	24,895,500
Total Treasuries
(Cost $1,638,492,348)		1,633,244,162
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a)	857,768	857,768
Total Other Investment Company
(Cost $857,768)		857,768

End of Investments

At 03/31/17, the tax basis cost of the fund's investments was $1,639,422,930 and the unrealized appreciation and depreciation were $95,645 and ($5,416,645), respectively, with a net unrealized depreciation of ($5,321,000).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$1,633,244,162	$—	$1,633,244,162
Other Investment Company[1]	857,768	—	—	857,768
Total	$857,768	$1,633,244,162	$—	$1,634,101,930
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.4%	Treasuries	885,503,693	869,765,640
0.1%	Other Investment Company	817,464	817,464
99.5%	Total Investments	886,321,157	870,583,104
0.5%	Other Assets and Liabilities, Net		3,953,246
100.0%	Net Assets		874,536,350

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
8.75%, 05/15/20	1,004,000	1,223,487
8.75%, 08/15/20	3,018,500	3,722,659
7.88%, 02/15/21	150,000	184,289
8.13%, 05/15/21	1,024,000	1,280,040
8.13%, 08/15/21	1,012,000	1,277,611
8.00%, 11/15/21	2,190,000	2,780,702
7.25%, 08/15/22	1,028,000	1,301,726
7.63%, 11/15/22	250,000	324,028
7.13%, 02/15/23	2,366,000	3,028,757
6.25%, 08/15/23	2,522,000	3,143,633
7.50%, 11/15/24	3,156,000	4,324,335
7.63%, 02/15/25	912,000	1,265,757
6.88%, 08/15/25	991,000	1,337,018
6.00%, 02/15/26	1,851,000	2,393,141
6.75%, 08/15/26	1,487,000	2,035,795
6.50%, 11/15/26	1,121,000	1,517,816
6.63%, 02/15/27	810,000	1,111,883
Notes
1.13%, 04/30/20	5,156,000	5,091,550
1.38%, 04/30/20	9,785,000	9,734,734
3.50%, 05/15/20	7,317,000	7,749,157
1.38%, 05/31/20	5,142,000	5,110,567
1.50%, 05/31/20	8,298,000	8,278,392
1.63%, 06/30/20	5,840,000	5,845,706
1.88%, 06/30/20	3,437,000	3,468,820
1.63%, 07/31/20	6,170,000	6,171,567
2.00%, 07/31/20	4,439,000	4,495,615
2.63%, 08/15/20	9,701,000	10,014,575
1.38%, 08/31/20	5,533,000	5,482,534
2.13%, 08/31/20	859,000	872,656
1.38%, 09/30/20	6,831,000	6,763,626
2.00%, 09/30/20	7,892,000	7,984,486
1.38%, 10/31/20	12,001,000	11,871,377
1.75%, 10/31/20	5,901,000	5,914,944
2.63%, 11/15/20	9,660,000	9,976,210
1.63%, 11/30/20	12,656,000	12,620,652
2.00%, 11/30/20	4,982,000	5,033,768
1.75%, 12/31/20	7,047,000	7,053,194
2.38%, 12/31/20	8,739,000	8,946,210
1.38%, 01/31/21	9,682,000	9,547,546
2.13%, 01/31/21	10,724,000	10,872,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 02/15/21	9,081,000	9,723,944
1.13%, 02/28/21	7,944,000	7,751,453
2.00%, 02/28/21	4,413,000	4,452,302
1.25%, 03/31/21	8,608,000	8,431,639
2.25%, 03/31/21	5,254,000	5,347,999
1.38%, 04/30/21	6,326,000	6,220,609
2.25%, 04/30/21	5,601,000	5,700,328
3.13%, 05/15/21	11,415,000	12,010,943
1.38%, 05/31/21	12,645,000	12,421,247
2.00%, 05/31/21	9,943,000	10,019,710
1.13%, 06/30/21	10,837,000	10,524,797
2.13%, 06/30/21	7,050,000	7,135,368
1.13%, 07/31/21	5,524,000	5,358,170
2.25%, 07/31/21	7,142,000	7,260,572
2.13%, 08/15/21	9,236,000	9,346,398
1.13%, 08/31/21	7,984,000	7,735,905
2.00%, 08/31/21	5,692,000	5,724,240
1.13%, 09/30/21	9,097,000	8,801,348
2.13%, 09/30/21	6,350,000	6,416,478
1.25%, 10/31/21	14,330,000	13,930,609
2.00%, 10/31/21	6,999,000	7,031,944
2.00%, 11/15/21	8,145,000	8,183,656
1.75%, 11/30/21	3,749,000	3,725,055
1.88%, 11/30/21	6,808,000	6,800,818
2.00%, 12/31/21	6,925,000	6,952,458
2.13%, 12/31/21	5,690,000	5,744,567
1.50%, 01/31/22	5,893,000	5,777,786
1.88%, 01/31/22	7,909,000	7,892,779
2.00%, 02/15/22	6,058,000	6,084,383
1.75%, 02/28/22	5,350,000	5,303,503
1.88%, 02/28/22	6,600,000	6,586,595
1.75%, 03/31/22	7,303,000	7,236,243
1.88%, 03/31/22	5,450,000	5,436,484
1.75%, 04/30/22	5,183,000	5,130,766
1.75%, 05/15/22	9,787,000	9,684,736
1.88%, 05/31/22	5,760,000	5,733,677
2.13%, 06/30/22	5,589,000	5,628,514
2.00%, 07/31/22	6,111,000	6,110,285
1.63%, 08/15/22	8,339,000	8,169,618
1.88%, 08/31/22	4,960,000	4,922,800
1.75%, 09/30/22	13,940,000	13,731,444
1.88%, 10/31/22	5,105,000	5,057,738
1.63%, 11/15/22	10,149,000	9,917,075
2.00%, 11/30/22	6,913,000	6,888,424
2.13%, 12/31/22	5,491,000	5,505,156
1.75%, 01/31/23	5,733,000	5,627,524
2.00%, 02/15/23	15,006,000	14,931,270
1.50%, 02/28/23	5,143,000	4,972,638
1.50%, 03/31/23	3,569,000	3,446,387
1.63%, 04/30/23	5,319,000	5,168,882
1.75%, 05/15/23	11,294,000	11,051,134
1.63%, 05/31/23	15,198,000	14,754,826
1.38%, 06/30/23	11,701,000	11,181,312
1.25%, 07/31/23	5,022,000	4,753,931

1

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 08/15/23	9,562,000	9,757,160
1.38%, 08/31/23	5,736,000	5,466,007
1.38%, 09/30/23	5,514,000	5,248,424
1.63%, 10/31/23	6,706,000	6,481,637
2.75%, 11/15/23	14,995,000	15,527,727
2.13%, 11/30/23	6,135,000	6,114,871
2.25%, 12/31/23	6,394,000	6,417,850
2.25%, 01/31/24	4,058,000	4,071,237
2.75%, 02/15/24	14,678,000	15,191,158
2.13%, 02/29/24	5,400,000	5,371,628
2.13%, 03/31/24	5,000,000	4,971,095
2.50%, 05/15/24	16,044,000	16,334,477
2.38%, 08/15/24	14,420,000	14,538,013
2.25%, 11/15/24	14,294,000	14,261,338
2.00%, 02/15/25	15,065,000	14,735,152
2.13%, 05/15/25	15,372,000	15,142,926
2.00%, 08/15/25	14,864,000	14,476,719
2.25%, 11/15/25	16,032,000	15,896,417
1.63%, 02/15/26	17,211,000	16,184,725
1.63%, 05/15/26	17,876,000	16,770,977
1.50%, 08/15/26	14,361,000	13,288,980
2.00%, 11/15/26	14,071,000	13,595,006
2.25%, 02/15/27	9,450,000	9,330,580
Total Treasuries
(Cost $885,503,693)		869,765,640
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (a)	817,464	817,464
Total Other Investment Company
(Cost $817,464)		817,464

End of Investments

At 03/31/17, the tax basis cost of the fund's investments was $886,443,214 and the unrealized appreciation and depreciation were $32,610 and ($15,892,720), respectively, with a net unrealized depreciation of ($15,860,110).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$869,765,640	$—	$869,765,640
Other Investment Company[1]	817,464	—	—	817,464
Total	$817,464	$869,765,640	$—	$870,583,104
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
25.0%	Corporates	882,487,120	884,566,949
36.5%	Treasuries	1,301,303,305	1,288,194,032
7.3%	Government Related	260,165,169	259,259,445
30.6%	Securitized	1,089,012,415	1,082,202,924
0.7%	Other Investment Company	23,853,374	23,853,374
5.9%	Short-Term Investments	209,947,152	209,957,700
106.0%	Total Investments	3,766,768,535	3,748,034,424
(6.0%)	Other Assets and Liabilities, Net		(213,349,657)
100.0%	Net Assets		3,534,684,767

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.0% of net assets

Financial Institutions 7.9%
Banking 5.7%
American Express Co.
8.13%, 05/20/19	250,000	281,579
2.65%, 12/02/22	500,000	495,952
American Express Credit Corp.
2.13%, 07/27/18	300,000	301,669
2.38%, 05/26/20 (b)	1,000,000	1,005,787
2.25%, 05/05/21 (b)	1,000,000	991,629
Bank of America Corp.
6.88%, 04/25/18	300,000	315,751
5.65%, 05/01/18	800,000	832,552
2.60%, 01/15/19	2,500,000	2,527,125
2.65%, 04/01/19	1,500,000	1,519,978
7.63%, 06/01/19	1,000,000	1,115,352
5.63%, 07/01/20	1,750,000	1,920,730
5.88%, 01/05/21	800,000	894,048
2.63%, 04/19/21	1,250,000	1,248,117
5.00%, 05/13/21	2,250,000	2,445,268
3.30%, 01/11/23	2,800,000	2,821,056
4.20%, 08/26/24	500,000	509,964
3.95%, 04/21/25	500,000	498,685
3.88%, 08/01/25	2,500,000	2,548,825
7.75%, 05/14/38	250,000	344,972
5.88%, 02/07/42	1,000,000	1,206,890
5.00%, 01/21/44	1,000,000	1,093,960
Bank of America NA
2.05%, 12/07/18	500,000	502,842
Bank of Montreal
2.38%, 01/25/19 (b)	600,000	605,379
2.55%, 11/06/22 (b)	250,000	248,315
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	1,500,000	1,514,737
2.20%, 08/16/23 (b)	500,000	480,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Nova Scotia
2.05%, 10/30/18	250,000	251,571
1.85%, 04/14/20	500,000	495,299
2.80%, 07/21/21	500,000	506,347
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,070,678
Barclays PLC
2.75%, 11/08/19	1,500,000	1,512,574
3.25%, 01/12/21	500,000	504,181
5.25%, 08/17/45	1,000,000	1,050,965
BB&T Corp.
2.45%, 01/15/20 (b)	250,000	252,651
3.95%, 03/22/22 (b)	100,000	105,142
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	999,683
5.00%, 01/15/21	200,000	216,618
3.25%, 03/03/23	350,000	352,842
4.25%, 10/15/24	300,000	304,148
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,510,512
2.50%, 07/15/19	1,000,000	1,004,907
2.65%, 02/03/21	1,500,000	1,495,839
4.00%, 04/15/24	1,000,000	1,039,103
Branch Banking & Trust Co.
1.45%, 05/10/19 (b)	500,000	494,972
3.63%, 09/16/25 (b)	1,000,000	1,025,536
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	1,001,950
Capital One Financial Corp.
4.75%, 07/15/21	800,000	861,233
4.20%, 10/29/25 (b)	750,000	754,325
Capital One NA
2.35%, 08/17/18 (b)	1,000,000	1,006,616
2.40%, 09/05/19 (b)	750,000	752,782
2.25%, 09/13/21 (b)	1,000,000	979,469
Citigroup, Inc.
2.15%, 07/30/18	1,000,000	1,003,761
2.50%, 09/26/18	2,500,000	2,523,260
2.55%, 04/08/19	1,200,000	1,212,480
2.40%, 02/18/20	1,000,000	1,004,190
2.65%, 10/26/20	2,500,000	2,518,317
2.90%, 12/08/21 (b)	1,000,000	1,004,887
4.50%, 01/14/22	750,000	803,492
3.30%, 04/27/25	1,500,000	1,471,777
5.50%, 09/13/25	1,000,000	1,095,122
4.60%, 03/09/26	500,000	514,398
3.40%, 05/01/26	2,500,000	2,440,605
5.30%, 05/06/44	500,000	537,415
4.65%, 07/30/45	700,000	732,220
4.75%, 08/15/46	1,000,000	991,743

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.38%, 08/09/19	500,000	493,270
2.50%, 01/19/21	750,000	751,153
4.38%, 08/04/25	250,000	256,872
5.25%, 05/24/41	1,500,000	1,750,441
5.25%, 08/04/45	1,000,000	1,083,075
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	1,002,227
3.13%, 12/10/20	750,000	754,812
3.45%, 04/16/21	2,000,000	2,030,756
3.80%, 09/15/22	500,000	507,424
3.75%, 03/26/25	1,500,000	1,478,193
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	304,830
Deutsche Bank AG
2.50%, 02/13/19	1,000,000	1,002,119
3.13%, 01/13/21	2,000,000	2,005,950
Discover Financial Services
3.85%, 11/21/22	1,000,000	1,020,993
Fifth Third Bancorp
8.25%, 03/01/38	350,000	501,511
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,082
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	420,511
Goldman Sachs Group, Inc.
6.15%, 04/01/18	1,500,000	1,563,048
2.90%, 07/19/18	2,500,000	2,533,175
5.38%, 03/15/20	1,000,000	1,084,819
2.75%, 09/15/20 (b)	2,000,000	2,018,178
2.63%, 04/25/21 (b)	700,000	698,751
5.25%, 07/27/21	1,262,000	1,385,652
2.35%, 11/15/21 (b)	1,000,000	980,445
5.75%, 01/24/22	1,100,000	1,238,680
3.85%, 07/08/24 (b)	650,000	666,834
4.25%, 10/21/25	1,000,000	1,021,127
5.95%, 01/15/27	500,000	571,654
3.85%, 01/26/27 (b)	1,000,000	1,006,742
6.13%, 02/15/33	750,000	907,896
6.75%, 10/01/37	500,000	618,826
6.25%, 02/01/41	1,000,000	1,260,110
4.80%, 07/08/44 (b)	500,000	530,022
5.15%, 05/22/45	1,500,000	1,582,072
4.75%, 10/21/45 (b)	500,000	528,853
HSBC Bank USA NA
4.88%, 08/24/20	500,000	535,766
HSBC Holdings PLC
5.10%, 04/05/21	850,000	923,338
2.95%, 05/25/21	1,000,000	1,005,496
4.30%, 03/08/26	1,000,000	1,043,545
3.90%, 05/25/26	2,000,000	2,029,020
6.50%, 05/02/36	500,000	614,000
6.50%, 09/15/37	500,000	617,673
6.80%, 06/01/38	500,000	642,502
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,517,620
5.00%, 09/27/20	400,000	431,206
ING Groep N.V.
3.95%, 03/29/27	500,000	502,211
JPMorgan Chase & Co.
2.35%, 01/28/19	500,000	505,450
6.30%, 04/23/19 (h)	4,000,000	4,346,284
2.25%, 01/23/20 (b)	1,000,000	1,003,838
4.25%, 10/15/20	500,000	530,506
2.55%, 10/29/20 (b)	2,750,000	2,763,629
2.30%, 08/15/21 (b)	2,000,000	1,980,456
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 08/15/21	2,500,000	2,677,127
3.20%, 01/25/23	500,000	505,492
3.38%, 05/01/23	5,500,000	5,516,516
3.88%, 02/01/24	500,000	520,201
3.88%, 09/10/24	1,000,000	1,015,210
3.13%, 01/23/25 (b)	1,000,000	983,582
3.30%, 04/01/26 (b)	1,000,000	979,595
2.95%, 10/01/26 (b)	500,000	475,965
4.13%, 12/15/26	500,000	510,467
6.40%, 05/15/38	650,000	841,155
5.50%, 10/15/40	500,000	588,029
5.40%, 01/06/42 (h)	600,000	700,827
KeyCorp
2.30%, 12/13/18 (b)	500,000	503,180
Lloyds Bank PLC
6.38%, 01/21/21	500,000	567,552
Lloyds Banking Group PLC
3.10%, 07/06/21	500,000	504,607
4.50%, 11/04/24	500,000	513,921
4.65%, 03/24/26	1,500,000	1,531,162
Manufacturers & Traders Trust Co.
1.69%, 12/01/21 (a)(b)	250,000	246,368
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	500,000	504,784
2.19%, 09/13/21	2,500,000	2,448,352
3.85%, 03/01/26	750,000	770,920
Mizuho Financial Group, Inc.
3.66%, 02/28/27	600,000	604,688
Morgan Stanley
7.30%, 05/13/19 (h)	700,000	774,173
5.63%, 09/23/19	1,500,000	1,620,627
2.65%, 01/27/20	1,000,000	1,010,221
5.50%, 07/28/21	1,500,000	1,665,037
2.63%, 11/17/21	1,250,000	1,243,104
4.10%, 05/22/23	750,000	775,640
4.00%, 07/23/25	3,000,000	3,098,898
5.00%, 11/24/25	1,000,000	1,075,674
4.35%, 09/08/26	1,000,000	1,026,248
7.25%, 04/01/32	500,000	680,348
4.30%, 01/27/45	500,000	496,552
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	251,218
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,511,457
2.40%, 10/18/19 (b)	250,000	252,201
2.15%, 04/29/21 (b)	500,000	495,376
2.55%, 12/09/21 (b)	750,000	748,871
2.95%, 01/30/23 (b)	500,000	502,306
Rabobank Nederland
4.63%, 12/01/23	450,000	475,055
Regions Bank
6.45%, 06/26/37	250,000	283,618
Royal Bank of Canada
2.20%, 07/27/18	750,000	755,368
2.15%, 03/15/19	1,250,000	1,258,151
2.50%, 01/19/21	500,000	503,706
2.30%, 03/22/21	1,000,000	1,001,526
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	512,592
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	1,500,000	1,506,850
4.50%, 07/17/25 (b)	1,069,000	1,090,595
Santander UK PLC
3.05%, 08/23/18	300,000	304,869

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	250,076
3.40%, 07/11/24	500,000	506,066
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	2,000,000	2,017,892
2.63%, 07/14/26	1,000,000	933,369
3.01%, 10/19/26	1,000,000	958,113
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	250,126
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	762,117
4.50%, 07/23/25 (b)	900,000	925,169
Toronto-Dominion Bank
1.75%, 07/23/18	500,000	501,224
2.13%, 07/02/19	750,000	753,727
2.50%, 12/14/20	1,500,000	1,514,460
UBS AG
2.38%, 08/14/19	1,000,000	1,007,057
4.88%, 08/04/20	1,000,000	1,077,294
US Bancorp
3.00%, 03/15/22 (b)	600,000	611,671
3.60%, 09/11/24 (b)	1,000,000	1,030,793
Wachovia Corp.
5.50%, 08/01/35	250,000	282,528
Wells Fargo & Co.
2.13%, 04/22/19	1,000,000	1,004,108
2.60%, 07/22/20	1,150,000	1,161,919
4.60%, 04/01/21	1,000,000	1,075,661
2.10%, 07/26/21	1,500,000	1,470,034
3.45%, 02/13/23	500,000	504,964
3.00%, 04/22/26	1,000,000	960,849
4.10%, 06/03/26	2,000,000	2,044,308
3.00%, 10/23/26	1,000,000	958,631
4.30%, 07/22/27	1,000,000	1,040,441
5.38%, 02/07/35	1,500,000	1,737,610
5.38%, 11/02/43	400,000	446,431
4.65%, 11/04/44	500,000	502,995
3.90%, 05/01/45	750,000	719,891
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	498,578
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,138,556
		200,558,506
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	283,881
2.88%, 09/15/26 (b)	250,000	240,490
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,044,789
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	598,518
E*TRADE Financial Corp.
4.63%, 09/15/23 (b)	200,000	205,084
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	1,000,000	1,016,402
Invesco Finance plc
3.75%, 01/15/26	650,000	669,196
Jefferies Group LLC
5.13%, 01/20/23	700,000	753,165
6.25%, 01/15/36	150,000	158,087
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	758,237
6.70%, 03/04/20 (h)	1,000,000	1,112,678
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (b)	300,000	303,907
		7,144,434
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	513,662
3.95%, 02/01/22 (b)	500,000	514,046
Air Lease Corp.
2.63%, 09/04/18 (b)	500,000	504,366
3.38%, 01/15/19 (b)	700,000	716,524
3.63%, 04/01/27 (b)	450,000	438,283
GATX Corp.
5.20%, 03/15/44 (b)	500,000	512,145
GE Capital International Funding Co.
3.37%, 11/15/25	1,000,000	1,027,405
4.42%, 11/15/35	1,500,000	1,586,974
HSBC Finance Corp.
6.68%, 01/15/21	350,000	395,977
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,500,000	1,603,663
4.63%, 04/15/21	500,000	528,170
		8,341,215
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	204,321
		204,321
Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	744,859
4.35%, 11/03/45 (b)	750,000	793,685
Aetna, Inc.
2.75%, 11/15/22 (b)	250,000	250,136
3.50%, 11/15/24 (b)	1,650,000	1,687,679
4.75%, 03/15/44 (b)	500,000	543,299
Aflac, Inc.
3.63%, 06/15/23	500,000	518,842
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	500,000	501,467
Allstate Corp.
4.50%, 06/15/43	300,000	319,931
American International Group, Inc.
2.30%, 07/16/19 (b)	2,000,000	2,008,458
4.50%, 07/16/44 (b)	1,000,000	957,944
Anthem, Inc.
2.25%, 08/15/19	500,000	502,102
3.30%, 01/15/23	750,000	757,432
5.85%, 01/15/36	750,000	871,457
4.65%, 08/15/44 (b)	500,000	509,513
Aon Corp.
8.21%, 01/01/27	100,000	127,750
Aon PLC
3.88%, 12/15/25 (b)	1,000,000	1,019,077
Assurant, Inc.
6.75%, 02/15/34	151,000	182,743
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	522,235
4.25%, 01/15/21	300,000	322,631
5.75%, 01/15/40	100,000	124,741

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (b)	750,000	750,799
3.13%, 03/15/26 (b)	2,000,000	2,000,410
Chubb Corp.
6.00%, 05/11/37	250,000	317,288
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,008,538
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	157,808
5.88%, 03/15/41 (b)	250,000	304,377
5.38%, 02/15/42 (b)	300,000	349,228
CNA Financial Corp.
7.35%, 11/15/19	250,000	282,316
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,105,309
5.95%, 10/15/36	300,000	353,847
6.10%, 10/01/41	350,000	423,457
4.30%, 04/15/43	750,000	725,784
Humana, Inc.
3.85%, 10/01/24 (b)	500,000	512,731
4.80%, 03/15/47 (b)	750,000	787,187
MetLife, Inc.
4.75%, 02/08/21	750,000	812,969
3.60%, 04/10/24	1,000,000	1,034,798
5.70%, 06/15/35	500,000	601,110
6.40%, 12/15/36 (b)	1,000,000	1,100,000
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,097,697
4.50%, 11/16/21	1,000,000	1,081,114
6.63%, 12/01/37	1,000,000	1,299,379
5.88%, 09/15/42 (a)(b)	1,000,000	1,088,000
5.63%, 06/15/43 (a)(b)	700,000	750,925
5.38%, 05/15/45 (a)(b)	1,000,000	1,049,000
The Progressive Corp.
3.70%, 01/26/45	300,000	285,806
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	173,714
6.25%, 06/15/37	750,000	976,909
UnitedHealth Group, Inc.
2.88%, 03/15/22 (b)	1,000,000	1,020,749
3.75%, 07/15/25	500,000	522,715
6.88%, 02/15/38	750,000	1,021,333
4.75%, 07/15/45	750,000	823,899
4.20%, 01/15/47 (b)	500,000	509,007
Unum Group
5.63%, 09/15/20	350,000	385,691
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	987,083
5.70%, 07/15/43	200,000	222,417
XLIT Ltd.
2.30%, 12/15/18	300,000	302,024
6.25%, 05/15/27	200,000	235,771
5.25%, 12/15/43	250,000	269,789
		39,996,959
REITs 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	102,572
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	271,768
5.25%, 03/15/21 (b)	1,000,000	1,085,928
Duke Realty LP
3.25%, 06/30/26 (b)	250,000	242,819
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	248,063
2.85%, 11/01/26 (b)	750,000	708,599
4.50%, 06/01/45 (b)	250,000	256,206
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	511,269
3.50%, 04/01/25 (b)	500,000	496,179
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	350,000	357,589
HCP, Inc.
2.63%, 02/01/20 (b)	300,000	302,010
5.38%, 02/01/21 (b)	500,000	545,055
3.40%, 02/01/25 (b)	300,000	291,301
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	252,294
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	256,698
4.38%, 10/01/25 (b)	1,000,000	1,045,866
4.25%, 08/15/29 (b)	200,000	203,142
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	253,029
3.40%, 11/01/22 (b)	350,000	353,684
2.80%, 10/01/26 (b)	1,000,000	920,823
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	1,100,000	1,133,856
Prologis LP
2.75%, 02/15/19 (b)	300,000	304,201
4.25%, 08/15/23 (b)	800,000	851,425
3.75%, 11/01/25 (b)	2,000,000	2,047,454
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,183,180
3.00%, 01/15/27 (b)	1,500,000	1,409,881
Simon Property Group LP
5.65%, 02/01/20 (b)	102,000	110,927
4.38%, 03/01/21 (b)	1,000,000	1,065,272
3.38%, 03/15/22 (b)	500,000	513,772
3.30%, 01/15/26 (b)	250,000	246,775
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	210,844
3.25%, 08/15/22 (b)	250,000	251,851
3.50%, 02/01/25 (b)	1,000,000	980,462
4.38%, 02/01/45 (b)	250,000	235,131
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	503,092
5.00%, 01/15/22 (b)	500,000	539,828
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	516,776
6.13%, 04/15/20	500,000	553,424
4.50%, 01/15/24 (b)	400,000	421,465
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	395,720
		22,180,230
		278,425,665

Industrial 15.4%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	250,000	269,239
4.13%, 03/15/35 (b)	1,500,000	1,441,801
5.25%, 01/15/45 (b)	250,000	272,228
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	132,546

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Airgas, Inc.
3.05%, 08/01/20 (b)	100,000	102,780
3.65%, 07/15/24 (b)	800,000	826,914
Barrick Gold Corp.
4.10%, 05/01/23	250,000	268,418
5.25%, 04/01/42	1,000,000	1,091,181
Barrick North America Finance LLC
4.40%, 05/30/21	79,000	84,763
5.70%, 05/30/41	250,000	283,821
5.75%, 05/01/43	800,000	931,777
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	250,000	265,714
5.00%, 09/30/43	300,000	336,725
Dow Chemical Co.
8.55%, 05/15/19	500,000	567,083
3.00%, 11/15/22 (b)	750,000	758,632
7.38%, 11/01/29	750,000	1,018,646
4.25%, 10/01/34 (b)	500,000	501,325
5.25%, 11/15/41 (b)	200,000	219,806
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	355,017
3.60%, 08/15/22 (b)	549,000	567,482
Ecolab, Inc.
2.25%, 01/12/20	250,000	251,397
4.35%, 12/08/21	200,000	216,190
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	214,557
2.80%, 02/15/23	500,000	495,346
Goldcorp, Inc.
3.63%, 06/09/21 (b)	500,000	514,798
3.70%, 03/15/23 (b)	300,000	306,333
5.45%, 06/09/44 (b)	500,000	530,417
International Paper Co.
4.75%, 02/15/22 (b)	707,000	768,740
4.80%, 06/15/44 (b)	500,000	499,741
LYB International Finance BV
4.00%, 07/15/23	750,000	782,766
5.25%, 07/15/43	500,000	542,593
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	328,000	345,603
6.00%, 11/15/21 (b)	250,000	283,308
Monsanto Co.
2.75%, 07/15/21	500,000	501,157
2.85%, 04/15/25 (b)	250,000	239,727
4.20%, 07/15/34 (b)	250,000	248,705
4.40%, 07/15/44 (b)	250,000	243,935
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	259,389
Newmont Mining Corp.
6.25%, 10/01/39	150,000	174,598
Nucor Corp.
4.13%, 09/15/22 (b)	500,000	536,990
5.20%, 08/01/43 (b)	300,000	342,231
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,000,000	1,046,057
4.50%, 11/01/23 (b)	1,000,000	1,070,074
3.65%, 09/15/24 (b)	500,000	505,112
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	350,000	352,256
5.88%, 12/01/36	100,000	114,645
Praxair, Inc.
2.65%, 02/05/25 (b)	500,000	492,317
3.20%, 01/30/26 (b)	1,000,000	1,019,167
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	1,000,000	1,141,144
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	74,000	77,113
4.75%, 03/22/42 (b)	1,000,000	1,082,199
Southern Copper Corp.
5.38%, 04/16/20	250,000	271,021
5.25%, 11/08/42	100,000	98,571
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	260,313
4.38%, 01/11/22	750,000	764,325
6.25%, 08/10/26	1,250,000	1,360,937
6.88%, 11/21/36	100,000	108,010
Vale S.A.
5.63%, 09/11/42	200,000	189,960
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	104,846
WestRock RKT Co.
4.90%, 03/01/22	200,000	216,808
Weyerhaeuser Co.
7.38%, 03/15/32	350,000	461,358
		29,330,652
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	502,117
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	101,204
Boeing Co.
0.95%, 05/15/18	750,000	747,774
4.88%, 02/15/20	750,000	815,962
2.60%, 10/30/25 (b)	500,000	487,519
5.88%, 02/15/40	350,000	449,017
3.65%, 03/01/47 (b)	500,000	478,659
Caterpillar Financial Services Corp.
1.70%, 06/16/18	1,000,000	1,000,562
7.15%, 02/15/19	750,000	821,424
Caterpillar, Inc.
3.90%, 05/27/21	1,000,000	1,058,671
2.60%, 06/26/22 (b)	500,000	501,188
6.05%, 08/15/36	150,000	187,512
Deere & Co.
2.60%, 06/08/22 (b)	200,000	200,389
5.38%, 10/16/29	150,000	180,005
Dover Corp.
5.38%, 03/01/41 (b)	350,000	413,261
Eaton Corp.
2.75%, 11/02/22	500,000	497,154
4.00%, 11/02/32	100,000	101,642
4.15%, 11/02/42	100,000	98,944
Emerson Electric Co.
2.63%, 12/01/21 (b)	500,000	505,875
Fortive Corp.
4.30%, 06/15/46 (b)(c)	500,000	498,802
General Electric Capital Corp.
4.38%, 09/16/20	2,000,000	2,150,670
4.65%, 10/17/21	350,000	384,420
3.45%, 05/15/24 (b)	2,000,000	2,080,364
6.15%, 08/07/37	500,000	649,496
5.88%, 01/14/38	1,000,000	1,264,610
General Electric Co.
2.70%, 10/09/22	900,000	907,431
3.38%, 03/11/24	1,600,000	1,658,683
4.13%, 10/09/42	1,200,000	1,225,220
4.50%, 03/11/44	400,000	431,352

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Honeywell International, Inc.
2.50%, 11/01/26 (b)	1,500,000	1,421,059
Illinois Tool Works, Inc.
6.25%, 04/01/19	500,000	545,533
3.90%, 09/01/42 (b)	100,000	100,295
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	505,032
John Deere Capital Corp.
1.75%, 08/10/18	500,000	501,432
1.70%, 01/15/20	750,000	744,904
3.90%, 07/12/21	500,000	529,081
Johnson Controls International plc
3.63%, 07/02/24 (b)	500,000	511,295
3.90%, 02/14/26 (b)	500,000	520,005
6.00%, 01/15/36	500,000	598,084
4.63%, 07/02/44 (b)	200,000	205,992
5.13%, 09/14/45 (b)	500,000	555,034
L-3 Technologies, Inc.
4.95%, 02/15/21 (b)	500,000	537,697
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	501,587
4.25%, 11/15/19 (h)	250,000	265,413
2.50%, 11/23/20 (b)	500,000	503,880
3.35%, 09/15/21	500,000	518,518
3.55%, 01/15/26 (b)	500,000	509,103
Masco Corp.
3.50%, 04/01/21 (b)	500,000	511,305
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	521,613
3.25%, 08/01/23	1,000,000	1,024,057
4.75%, 06/01/43	1,000,000	1,081,504
3.85%, 04/15/45 (b)	250,000	236,334
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,047,258
7.00%, 12/01/36	500,000	613,351
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	778,772
2.90%, 07/01/26 (b)	1,000,000	968,037
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)(g)	1,350,000	1,353,359
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	252,506
3.80%, 12/15/26 (b)	350,000	352,229
Textron, Inc.
3.88%, 03/01/25 (b)	250,000	254,692
United Technologies Corp.
1.78%, 05/04/18 (a)	1,000,000	999,983
1.50%, 11/01/19	750,000	745,099
4.50%, 04/15/20	500,000	538,614
1.95%, 11/01/21 (b)	500,000	490,456
6.13%, 07/15/38	150,000	190,777
5.70%, 04/15/40	1,000,000	1,220,761
4.50%, 06/01/42	900,000	954,715
Vulcan Materials Co.
7.50%, 06/15/21	300,000	351,517
3.90%, 04/01/27 (b)	600,000	604,842
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	203,690
4.10%, 03/01/45 (b)	500,000	502,488
		45,771,830
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	195,939
4.00%, 10/01/23	1,000,000	1,046,958
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 12/15/34	500,000	591,185
6.15%, 03/01/37	200,000	237,220
6.65%, 11/15/37	250,000	313,915
6.15%, 02/15/41	350,000	419,336
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	201,998
6.13%, 03/30/40	500,000	586,395
4.38%, 07/16/42	500,000	478,387
American Tower Corp.
3.40%, 02/15/19	750,000	767,110
5.05%, 09/01/20	250,000	269,230
5.00%, 02/15/24	100,000	108,151
3.13%, 01/15/27 (b)	750,000	703,458
AT&T, Inc.
5.80%, 02/15/19	800,000	854,654
2.45%, 06/23/20 (b)	2,000,000	2,001,404
3.00%, 02/15/22	350,000	349,585
3.20%, 03/01/22 (b)	750,000	757,914
3.00%, 06/23/22 (b)	2,000,000	1,991,984
3.95%, 01/15/25 (b)	250,000	252,517
3.40%, 05/15/25 (b)	1,000,000	967,619
4.13%, 02/17/26 (b)	1,000,000	1,015,928
4.25%, 03/01/27 (b)	2,200,000	2,228,754
4.50%, 05/15/35 (b)	1,000,000	946,887
6.00%, 08/15/40 (b)	1,000,000	1,099,819
5.35%, 09/01/40	525,000	541,242
5.15%, 03/15/42	400,000	398,247
4.30%, 12/15/42 (b)	750,000	669,312
4.35%, 06/15/45 (b)	1,750,000	1,546,230
4.75%, 05/15/46 (b)	1,000,000	936,643
5.65%, 02/15/47 (b)	500,000	528,282
4.50%, 03/09/48 (b)	1,763,000	1,573,911
4.55%, 03/09/49 (b)	259,000	231,816
CBS Corp.
5.50%, 05/15/33	300,000	320,714
4.90%, 08/15/44 (b)	400,000	407,100
4.60%, 01/15/45 (b)	250,000	244,888
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	514,709
4.91%, 07/23/25 (b)	1,500,000	1,587,640
6.38%, 10/23/35 (b)	500,000	569,962
6.48%, 10/23/45 (b)	1,250,000	1,444,161
5.38%, 05/01/47 (b)(c)(g)	500,000	504,139
Comcast Corp.
5.15%, 03/01/20	1,000,000	1,089,745
2.85%, 01/15/23	1,250,000	1,256,095
3.30%, 02/01/27 (b)	1,000,000	993,798
6.95%, 08/15/37	1,000,000	1,344,051
4.65%, 07/15/42	500,000	522,964
4.60%, 08/15/45 (b)	1,000,000	1,036,447
Crown Castle International Corp.
4.88%, 04/15/22	750,000	807,673
4.45%, 02/15/26 (b)	1,000,000	1,042,147
Deutsche Telekom International Finance BV
6.75%, 08/20/18	500,000	533,233
Discovery Communications LLC
5.05%, 06/01/20	750,000	811,650
6.35%, 06/01/40	1,500,000	1,589,866
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	311,666
4.80%, 03/01/26 (b)	500,000	541,689
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	260,921
6.63%, 03/18/25	500,000	582,413

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 01/15/40	500,000	547,859
6.13%, 01/31/46 (b)	500,000	529,085
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,091,935
4.38%, 04/01/21 (h)	750,000	805,940
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	266,638
3.63%, 05/01/22	1,000,000	1,035,657
3.65%, 11/01/24 (b)	250,000	253,256
3.60%, 04/15/26 (b)	500,000	500,702
Qwest Corp.
6.75%, 12/01/21	850,000	933,936
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	249,932
3.63%, 12/15/25 (b)	500,000	505,407
5.00%, 03/15/44 (b)	500,000	539,619
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	1,000,000	1,011,214
TCI Communications, Inc.
7.13%, 02/15/28	300,000	392,418
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	269,477
5.46%, 02/16/21	250,000	274,672
4.57%, 04/27/23	150,000	160,133
7.05%, 06/20/36	650,000	806,111
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	650,352
Time Warner Cable, Inc.
5.00%, 02/01/20	1,680,000	1,787,979
4.13%, 02/15/21 (b)	500,000	520,602
5.88%, 11/15/40 (b)	1,000,000	1,064,987
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,503,184
4.88%, 03/15/20	200,000	214,702
4.75%, 03/29/21	300,000	322,338
3.55%, 06/01/24 (b)	400,000	401,252
3.88%, 01/15/26 (b)	1,000,000	1,004,068
4.85%, 07/15/45 (b)	1,000,000	976,256
Verizon Communications, Inc.
3.65%, 09/14/18	1,500,000	1,541,190
1.38%, 08/15/19	500,000	492,632
2.63%, 02/21/20	1,350,000	1,367,697
4.50%, 09/15/20	500,000	532,617
4.60%, 04/01/21	500,000	534,762
3.00%, 11/01/21 (b)	500,000	502,534
5.15%, 09/15/23	1,250,000	1,377,647
4.15%, 03/15/24 (b)	1,000,000	1,037,819
3.50%, 11/01/24 (b)	1,000,000	993,233
4.40%, 11/01/34 (b)	2,500,000	2,372,817
5.85%, 09/15/35	3,146,000	3,515,658
4.86%, 08/21/46	1,000,000	965,081
4.52%, 09/15/48	388,000	352,921
5.01%, 08/21/54	1,000,000	955,684
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,055,932
2.25%, 02/04/22 (b)	750,000	720,659
3.88%, 04/01/24 (b)	400,000	401,500
3.45%, 10/04/26 (b)	750,000	714,792
6.88%, 04/30/36	200,000	230,064
Vodafone Group PLC
2.50%, 09/26/22	500,000	488,602
2.95%, 02/19/23	1,000,000	983,930
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walt Disney Co.
2.35%, 12/01/22	1,250,000	1,243,029
3.00%, 02/13/26	800,000	801,146
		84,931,358
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	252,940
4.50%, 11/28/34 (b)	500,000	521,022
Amazon.com, Inc.
2.60%, 12/05/19 (b)	1,000,000	1,020,499
2.50%, 11/29/22 (b)	400,000	398,913
3.80%, 12/05/24 (b)	500,000	530,276
4.80%, 12/05/34 (b)	500,000	555,313
4.95%, 12/05/44 (b)	500,000	567,041
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	519,070
3.25%, 04/15/25 (b)	1,000,000	980,227
Best Buy Co., Inc.
5.00%, 08/01/18	500,000	519,665
Carnival Corp.
3.95%, 10/15/20	350,000	368,432
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	501,105
1.75%, 02/15/20	500,000	501,124
CVS Health Corp.
2.25%, 08/12/19 (b)	1,250,000	1,259,122
3.50%, 07/20/22 (b)	700,000	721,294
3.38%, 08/12/24 (b)	1,000,000	1,002,796
3.88%, 07/20/25 (b)	443,000	457,230
5.30%, 12/05/43 (b)	200,000	224,407
5.13%, 07/20/45 (b)	1,500,000	1,661,326
Delphi Automotive PLC
4.40%, 10/01/46 (b)	500,000	478,321
Delphi Corp.
4.15%, 03/15/24 (b)	150,000	156,862
DR Horton, Inc.
4.00%, 02/15/20	500,000	520,561
eBay, Inc.
3.80%, 03/09/22 (b)	500,000	520,911
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,264,292
4.75%, 01/15/43	600,000	565,721
5.29%, 12/08/46 (b)	1,500,000	1,502,130
Ford Motor Credit Co. LLC
5.00%, 05/15/18	750,000	775,090
2.02%, 05/03/19	1,500,000	1,493,565
5.88%, 08/02/21	1,750,000	1,951,409
4.13%, 08/04/25	1,000,000	1,006,636
General Motors Co.
3.50%, 10/02/18	250,000	255,581
4.88%, 10/02/23	1,000,000	1,068,400
6.25%, 10/02/43	750,000	828,799
General Motors Financial Co., Inc.
3.15%, 01/15/20 (b)	1,500,000	1,526,670
4.38%, 09/25/21	1,000,000	1,052,637
3.45%, 01/14/22 (b)	750,000	757,023
4.35%, 01/17/27	1,250,000	1,263,325
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	504,035
2.00%, 04/01/21 (b)	800,000	796,815
4.40%, 04/01/21 (b)	500,000	542,181
3.75%, 02/15/24 (b)	500,000	530,213
5.88%, 12/16/36	1,200,000	1,521,031

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.95%, 04/01/41 (b)	500,000	641,041
4.88%, 02/15/44 (b)	750,000	851,612
Kohl's Corp.
4.00%, 11/01/21 (b)	350,000	357,088
Lear Corp.
5.25%, 01/15/25 (b)	1,000,000	1,055,126
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	774,395
3.38%, 09/15/25 (b)	1,000,000	1,022,431
6.50%, 03/15/29	750,000	974,273
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	186,825
6.65%, 07/15/24	500,000	542,753
Marriott International, Inc.
6.75%, 05/15/18	100,000	105,364
3.00%, 03/01/19 (b)	200,000	203,448
3.13%, 10/15/21 (b)	200,000	203,780
3.75%, 03/15/25 (b)	1,000,000	1,017,978
McDonald's Corp.
2.75%, 12/09/20 (b)	1,500,000	1,521,457
3.38%, 05/26/25 (b)	350,000	353,491
4.88%, 12/09/45 (b)	600,000	640,664
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	98,515
3.63%, 05/01/43 (b)	50,000	46,425
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	312,591
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	499,197
QVC, Inc.
5.13%, 07/02/22	200,000	210,186
4.38%, 03/15/23	1,000,000	1,004,181
5.45%, 08/15/34 (b)	200,000	184,945
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	508,551
3.85%, 10/01/23 (b)	300,000	322,280
Target Corp.
2.30%, 06/26/19	1,000,000	1,013,079
3.50%, 07/01/24	250,000	256,264
4.00%, 07/01/42	500,000	483,730
Toyota Motor Credit Corp.
1.55%, 07/13/18	2,500,000	2,503,110
1.55%, 10/18/19	350,000	347,279
3.40%, 09/15/21	1,350,000	1,406,827
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,003,451
4.15%, 12/14/35 (b)	1,500,000	1,572,282
4.30%, 12/14/45 (b)	750,000	789,037
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	522,301
2.55%, 04/11/23 (b)	700,000	700,689
5.25%, 09/01/35	1,050,000	1,242,352
6.50%, 08/15/37	500,000	671,506
6.20%, 04/15/38	700,000	911,757
5.63%, 04/15/41	750,000	927,569
4.00%, 04/11/43 (b)	500,000	501,198
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,020,080
4.80%, 11/18/44 (b)	1,100,000	1,126,324
		64,081,442
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.90%, 11/30/21 (b)	750,000	754,083
2.55%, 03/15/22	500,000	492,681
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 11/30/23 (b)	500,000	505,899
3.75%, 11/30/26 (b)	1,000,000	1,000,750
4.75%, 04/15/43 (b)	1,000,000	1,009,867
4.90%, 11/30/46 (b)	500,000	519,971
AbbVie, Inc.
2.00%, 11/06/18	1,000,000	1,003,360
2.90%, 11/06/22	500,000	498,763
3.20%, 11/06/22 (b)	300,000	303,751
2.85%, 05/14/23 (b)	2,000,000	1,964,922
4.50%, 05/14/35 (b)	1,500,000	1,494,238
4.40%, 11/06/42	1,000,000	956,660
Actavis Funding SCS
3.45%, 03/15/22 (b)	1,500,000	1,533,297
3.85%, 06/15/24 (b)	500,000	510,698
3.80%, 03/15/25 (b)	500,000	505,398
4.75%, 03/15/45 (b)	500,000	504,064
Actavis, Inc.
3.25%, 10/01/22 (b)	500,000	503,578
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,112,287
Altria Group, Inc.
9.25%, 08/06/19	250,000	290,572
4.75%, 05/05/21	500,000	542,141
2.85%, 08/09/22	600,000	601,960
2.95%, 05/02/23	800,000	796,761
4.25%, 08/09/42	200,000	195,730
Amgen, Inc.
5.70%, 02/01/19	500,000	535,018
2.20%, 05/22/19 (b)	1,500,000	1,510,665
3.88%, 11/15/21 (b)	500,000	526,768
3.63%, 05/22/24 (b)	500,000	513,187
5.15%, 11/15/41 (b)	500,000	537,120
4.40%, 05/01/45 (b)	500,000	487,248
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	400,759
2.15%, 02/01/19	1,900,000	1,913,146
2.65%, 02/01/21 (b)	3,000,000	3,025,236
3.30%, 02/01/23 (b)	1,000,000	1,019,119
3.70%, 02/01/24	1,200,000	1,241,377
3.65%, 02/01/26 (b)	1,500,000	1,519,576
4.70%, 02/01/36 (b)	2,000,000	2,122,492
4.63%, 02/01/44	500,000	522,011
4.90%, 02/01/46 (b)	1,350,000	1,464,739
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	500,000	550,310
6.88%, 11/15/19	350,000	392,718
5.00%, 04/15/20	1,000,000	1,081,763
AstraZeneca PLC
1.75%, 11/16/18	500,000	500,291
2.38%, 11/16/20	500,000	500,968
6.45%, 09/15/37	1,650,000	2,158,443
Baxalta, Inc.
2.00%, 06/22/18	1,000,000	1,001,983
2.88%, 06/23/20 (b)	1,250,000	1,268,509
3.60%, 06/23/22 (b)	1,000,000	1,023,407
4.00%, 06/23/25 (b)	1,750,000	1,786,106
5.25%, 06/23/45 (b)	1,000,000	1,094,663
Becton Dickinson & Co.
3.25%, 11/12/20	500,000	515,790
3.73%, 12/15/24 (b)	693,000	714,512
4.69%, 12/15/44 (b)	250,000	261,981
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,037,388
4.05%, 09/15/25 (b)	1,000,000	1,038,045
5.20%, 09/15/45 (b)	500,000	542,607

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
6.00%, 01/15/20	650,000	712,609
4.13%, 10/01/23 (b)	100,000	104,788
Bristol-Myers Squibb Co.
3.25%, 02/27/27	500,000	499,309
3.25%, 08/01/42	100,000	87,638
Campbell Soup Co.
2.50%, 08/02/22	350,000	345,020
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,839
3.75%, 09/15/25 (b)	250,000	258,077
4.90%, 09/15/45 (b)	500,000	521,518
Celgene Corp.
2.30%, 08/15/18	750,000	755,799
2.88%, 08/15/20	1,000,000	1,016,106
3.55%, 08/15/22	1,000,000	1,031,367
3.63%, 05/15/24 (b)	700,000	709,623
4.63%, 05/15/44 (b)	300,000	298,679
5.00%, 08/15/45 (b)	250,000	262,680
Coca-Cola Co.
3.30%, 09/01/21	750,000	784,894
Colgate-Palmolive Co.
1.75%, 03/15/19	500,000	502,093
3.25%, 03/15/24	200,000	207,335
Conagra Brands, Inc.
3.20%, 01/25/23 (b)	783,000	787,308
Constellation Brands, Inc.
4.25%, 05/01/23	500,000	527,996
Diageo Capital PLC
1.13%, 04/29/18	700,000	697,712
5.88%, 09/30/36	150,000	184,056
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	499,685
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	480,028
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	500,566
3.40%, 03/01/27 (b)	500,000	471,865
4.80%, 07/15/46 (b)	1,000,000	961,776
General Mills, Inc.
5.65%, 02/15/19	500,000	534,612
Genzyme Corp.
5.00%, 06/15/20	250,000	272,085
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	250,821
2.05%, 04/01/19	1,000,000	1,004,577
2.55%, 09/01/20	500,000	505,631
4.40%, 12/01/21 (b)	350,000	375,983
3.70%, 04/01/24 (b)	400,000	411,255
3.50%, 02/01/25 (b)	500,000	504,020
5.65%, 12/01/41 (b)	200,000	230,196
4.80%, 04/01/44 (b)	350,000	362,348
4.50%, 02/01/45 (b)	250,000	247,213
4.75%, 03/01/46 (b)	750,000	766,792
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	156,956
2.85%, 05/08/22	150,000	151,413
Hasbro, Inc.
6.35%, 03/15/40	450,000	528,756
5.10%, 05/15/44 (b)	600,000	612,965
JM Smucker Co.
3.50%, 03/15/25	750,000	761,424
4.25%, 03/15/35	1,000,000	1,007,628
Johnson & Johnson
3.70%, 03/01/46 (b)	1,000,000	980,632
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kellogg Co.
4.00%, 12/15/20	500,000	528,523
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	137,249
5.30%, 03/01/41	200,000	240,289
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	857,899
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	260,181
5.00%, 03/15/42	100,000	105,288
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,000,000	1,002,791
6.13%, 08/23/18	750,000	793,305
5.38%, 02/10/20	1,000,000	1,087,176
3.50%, 06/06/22	1,500,000	1,536,202
3.00%, 06/01/26 (b)	500,000	470,799
5.00%, 06/04/42	1,000,000	1,021,670
5.20%, 07/15/45 (b)	500,000	523,825
4.38%, 06/01/46 (b)	500,000	471,078
Laboratory Corp. of America Holdings
2.63%, 02/01/20	750,000	754,465
McKesson Corp.
2.28%, 03/15/19	300,000	302,305
3.80%, 03/15/24 (b)	500,000	519,710
Medtronic, Inc.
2.50%, 03/15/20	1,750,000	1,775,975
3.63%, 03/15/24 (b)	200,000	207,685
3.50%, 03/15/25	1,000,000	1,024,307
4.38%, 03/15/35	1,000,000	1,050,284
4.63%, 03/15/45	750,000	807,225
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	530,739
2.75%, 02/10/25 (b)	2,000,000	1,976,452
3.70%, 02/10/45 (b)	500,000	476,278
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,000,000	977,490
3.50%, 05/01/22	200,000	206,901
4.20%, 07/15/46 (b)	500,000	470,121
Mylan N.V.
3.95%, 06/15/26 (b)	1,000,000	980,691
Newell Brands, Inc.
2.88%, 12/01/19 (b)	400,000	407,360
3.90%, 11/01/25 (b)	1,000,000	1,027,240
4.20%, 04/01/26 (b)	2,200,000	2,292,145
5.50%, 04/01/46 (b)	1,000,000	1,137,502
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	107,357
3.00%, 11/20/25 (b)	1,000,000	1,000,321
3.10%, 05/17/27 (b)	750,000	746,855
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500,000	531,375
PepsiCo, Inc.
1.25%, 04/30/18	500,000	499,805
2.25%, 01/07/19 (b)	750,000	758,920
1.50%, 02/22/19	1,000,000	1,000,376
1.35%, 10/04/19	500,000	496,420
3.60%, 03/01/24 (b)	500,000	525,408
4.88%, 11/01/40	200,000	225,666
4.60%, 07/17/45 (b)	1,000,000	1,090,315
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	499,093
Pfizer, Inc.
1.45%, 06/03/19	1,000,000	995,512
4.40%, 05/15/44	1,000,000	1,048,334
4.13%, 12/15/46	1,500,000	1,502,878

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philip Morris International, Inc.
4.50%, 03/26/20	250,000	267,182
2.90%, 11/15/21	250,000	253,178
2.50%, 08/22/22	100,000	98,877
6.38%, 05/16/38	650,000	827,323
4.38%, 11/15/41	250,000	251,642
4.88%, 11/15/43	1,000,000	1,080,319
4.25%, 11/10/44	200,000	198,330
Procter & Gamble Co.
1.85%, 02/02/21	1,000,000	996,272
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	428,064
2.50%, 03/30/20 (b)	500,000	503,474
3.50%, 03/30/25 (b)	1,000,000	991,861
3.45%, 06/01/26 (b)	300,000	296,065
4.70%, 03/30/45 (b)	500,000	506,221
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	527,184
6.15%, 09/15/43	500,000	604,775
5.85%, 08/15/45 (b)	1,500,000	1,768,125
Sanofi
1.25%, 04/10/18	100,000	99,890
4.00%, 03/29/21	150,000	159,108
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (b)	500,000	489,471
Stryker Corp.
3.50%, 03/15/26 (b)	2,000,000	2,023,610
4.63%, 03/15/46 (b)	500,000	516,213
Sysco Corp.
3.75%, 10/01/25 (b)	750,000	766,732
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	500,000	488,886
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	750,000	724,529
3.15%, 10/01/26	1,000,000	923,369
4.10%, 10/01/46	1,000,000	864,847
The Coca-Cola Co.
1.65%, 11/01/18	500,000	502,418
3.15%, 11/15/20	1,000,000	1,045,237
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	503,296
1.50%, 09/30/19	1,000,000	985,700
6.15%, 01/15/20	300,000	331,050
3.85%, 08/01/23 (b)	350,000	362,994
7.50%, 04/01/31 (h)	100,000	133,994
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	53,513
3.60%, 08/15/21 (b)	550,000	571,389
3.30%, 02/15/22	500,000	510,392
4.15%, 02/01/24 (b)	800,000	840,778
5.30%, 02/01/44 (b)	200,000	227,797
Tyson Foods, Inc.
4.50%, 06/15/22 (b)	250,000	267,069
4.88%, 08/15/34 (b)	1,000,000	1,025,731
Unilever Capital Corp.
4.25%, 02/10/21	800,000	858,469
Wyeth LLC
5.95%, 04/01/37	500,000	618,529
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	1,000,000	1,001,874
2.70%, 04/01/20 (b)	500,000	503,886
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	252,787
4.70%, 02/01/43 (b)	100,000	102,276
		138,878,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.5%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (b)	500,000	535,348
6.45%, 09/15/36	1,000,000	1,183,757
6.60%, 03/15/46 (b)	1,000,000	1,214,008
Apache Corp.
6.90%, 09/15/18	600,000	641,258
3.25%, 04/15/22 (b)	1,500,000	1,509,354
6.00%, 01/15/37	1,000,000	1,134,701
4.75%, 04/15/43 (b)	600,000	601,166
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	86,000	88,183
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	527,373
4.45%, 07/15/27 (b)	1,000,000	1,012,394
BP Capital Markets PLC
4.75%, 03/10/19	250,000	263,562
1.68%, 05/03/19	200,000	199,075
2.32%, 02/13/20	750,000	756,577
4.50%, 10/01/20	800,000	859,022
4.74%, 03/11/21	1,500,000	1,629,573
3.06%, 03/17/22	500,000	507,241
3.25%, 05/06/22	200,000	204,440
Buckeye Partners LP
4.88%, 02/01/21 (b)	350,000	371,620
4.35%, 10/15/24 (b)	300,000	305,301
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (b)	150,000	151,234
6.25%, 03/15/38	100,000	114,816
Chevron Corp.
1.72%, 06/24/18 (b)	1,500,000	1,505,070
2.36%, 12/05/22 (b)	499,000	493,880
3.19%, 06/24/23 (b)	1,150,000	1,178,508
Conoco, Inc.
6.95%, 04/15/29	200,000	258,989
ConocoPhillips
5.20%, 05/15/18	750,000	779,253
6.50%, 02/01/39	350,000	447,203
ConocoPhillips Co.
4.95%, 03/15/26 (b)	500,000	555,953
4.30%, 11/15/44 (b)	500,000	499,770
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	1,100,000	1,160,502
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,055,003
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	139,274
5.50%, 12/01/46 (b)	500,000	533,580
Encana Corp.
6.50%, 05/15/19	250,000	270,160
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	1,500,000	1,558,813
5.20%, 02/01/22 (b)	2,000,000	2,145,164
4.75%, 01/15/26 (b)	250,000	257,978
4.90%, 03/15/35 (b)	750,000	719,838
6.63%, 10/15/36	500,000	557,259
7.50%, 07/01/38	1,000,000	1,185,023
6.50%, 02/01/42 (b)	1,500,000	1,624,428
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	501,381
4.85%, 07/15/26 (b)	500,000	516,882
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	1,500,000	1,513,554
2.85%, 04/15/21 (b)	1,500,000	1,507,905

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 03/15/23 (b)	500,000	504,837
3.90%, 02/15/24 (b)	400,000	409,986
3.95%, 02/15/27 (b)	350,000	357,592
6.65%, 10/15/34	250,000	304,305
5.10%, 02/15/45 (b)	500,000	524,190
EOG Resources, Inc.
5.63%, 06/01/19	500,000	537,546
2.63%, 03/15/23 (b)	500,000	488,670
4.15%, 01/15/26 (b)	250,000	261,641
3.90%, 04/01/35 (b)	1,500,000	1,440,457
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	2,000,000	2,008,156
2.22%, 03/01/21 (b)	1,000,000	1,002,482
3.57%, 03/06/45 (b)	500,000	471,405
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	507,200
5.00%, 11/15/45 (b)	500,000	528,825
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,822,271
Hess Corp.
7.30%, 08/15/31	97,000	114,551
7.13%, 03/15/33	600,000	689,938
Husky Energy, Inc.
7.25%, 12/15/19	200,000	225,173
3.95%, 04/15/22 (b)	500,000	518,517
6.80%, 09/15/37	500,000	604,772
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	295,575
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (h)	800,000	890,890
3.45%, 02/15/23 (b)	750,000	741,178
4.30%, 05/01/24 (b)	300,000	305,393
5.80%, 03/15/35	100,000	105,016
5.00%, 08/15/42 (b)	100,000	94,702
4.70%, 11/01/42 (b)	300,000	273,021
5.40%, 09/01/44 (b)	400,000	396,930
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	793,716
4.30%, 06/01/25 (b)	750,000	767,484
5.55%, 06/01/45 (b)	700,000	717,770
Magellan Midstream Partners LP
5.15%, 10/15/43 (b)	750,000	789,612
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	288,613
6.60%, 10/01/37	200,000	227,608
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	270,687
3.63%, 09/15/24 (b)	500,000	493,058
6.50%, 03/01/41 (b)	500,000	555,146
4.75%, 09/15/44 (b)	250,000	226,925
MPLX LP
4.00%, 02/15/25 (b)	250,000	248,164
Nexen, Inc.
5.88%, 03/10/35	600,000	703,127
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	278,601
5.25%, 11/15/43 (b)	400,000	417,454
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	1,000,000	999,225
4.40%, 04/15/46 (b)	1,500,000	1,524,921
Petro-Canada
6.80%, 05/15/38	750,000	966,964
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,008,023
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	487,731
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	283,150
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	108,183
5.00%, 02/01/21 (b)	1,000,000	1,069,214
3.65%, 06/01/22 (b)	200,000	203,012
3.85%, 10/15/23 (b)	150,000	150,620
4.50%, 12/15/26 (b)	1,000,000	1,021,705
6.65%, 01/15/37	100,000	112,416
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	1,250,000	1,364,194
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	1,000,000	1,043,955
Shell International Finance BV
4.30%, 09/22/19	2,100,000	2,221,187
1.88%, 05/10/21	500,000	489,972
3.25%, 05/11/25	1,500,000	1,516,170
4.13%, 05/11/35	500,000	504,769
6.38%, 12/15/38	1,000,000	1,291,051
4.55%, 08/12/43	750,000	780,452
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	365,141
5.65%, 03/01/20	300,000	321,307
3.30%, 03/15/23 (b)	500,000	494,776
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	106,036
5.95%, 09/25/43 (b)	600,000	673,783
Suncor Energy, Inc.
6.10%, 06/01/18	1,000,000	1,052,845
5.95%, 12/01/34	250,000	295,796
6.50%, 06/15/38	1,150,000	1,450,521
Tosco Corp.
7.80%, 01/01/27	150,000	197,101
Total Capital International S.A.
2.88%, 02/17/22	500,000	505,198
3.70%, 01/15/24	1,000,000	1,040,184
3.75%, 04/10/24	500,000	521,727
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (b)	600,000	629,399
7.63%, 01/15/39	500,000	702,894
Valero Energy Corp.
6.63%, 06/15/37	700,000	830,993
4.90%, 03/15/45	500,000	501,480
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	495,818
Williams Partners LP
5.25%, 03/15/20	250,000	269,169
3.60%, 03/15/22 (b)	350,000	355,420
6.30%, 04/15/40	500,000	562,134
		86,497,193
Industrial Other 0.1%
President & Fellows of Harvard College
3.30%, 07/15/56 (b)	1,500,000	1,390,800
Princeton University
4.95%, 03/01/19	750,000	796,174
5.70%, 03/01/39	1,000,000	1,338,356
		3,525,330
Technology 2.1%
Alphabet, Inc.
3.38%, 02/25/24	300,000	313,438

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Apple, Inc.
1.00%, 05/03/18	1,250,000	1,246,419
2.10%, 05/06/19	850,000	859,489
2.85%, 05/06/21	1,500,000	1,536,502
2.40%, 05/03/23	1,500,000	1,476,165
3.25%, 02/23/26 (b)	500,000	505,664
3.35%, 02/09/27 (b)	1,500,000	1,519,804
3.85%, 05/03/43	1,000,000	960,368
4.45%, 05/06/44	1,000,000	1,036,571
3.45%, 02/09/45	500,000	446,818
4.38%, 05/13/45	1,000,000	1,027,009
4.25%, 02/09/47 (b)	2,000,000	2,037,204
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	254,016
Arrow Electronics, Inc.
4.50%, 03/01/23 (b)	200,000	208,142
Baidu, Inc.
3.00%, 06/30/20	500,000	507,395
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,071,645
2.20%, 02/28/21	500,000	500,495
3.63%, 03/04/24	250,000	263,124
3.50%, 06/15/25	250,000	259,737
5.90%, 02/15/39	500,000	639,923
5.50%, 01/15/40	1,500,000	1,834,048
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	512,622
4.42%, 06/15/21 (b)(c)	1,000,000	1,046,726
5.45%, 06/15/23 (b)(c)	500,000	540,202
6.02%, 06/15/26 (b)(c)	3,000,000	3,276,252
8.35%, 07/15/46 (b)(c)	200,000	259,121
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (b)	250,000	245,071
3.50%, 04/15/23 (b)	300,000	304,792
5.00%, 10/15/25 (b)	500,000	544,738
Fiserv, Inc.
4.63%, 10/01/20	750,000	804,466
3.85%, 06/01/25 (b)	250,000	257,109
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	525,914
Harris Corp.
6.15%, 12/15/40	150,000	182,274
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,000,000	1,012,420
3.60%, 10/15/20 (b)	2,500,000	2,573,025
4.40%, 10/15/22 (b)	1,000,000	1,048,501
4.90%, 10/15/25 (b)	1,250,000	1,300,622
6.20%, 10/15/35 (b)	750,000	788,464
6.35%, 10/15/45 (b)	1,500,000	1,549,755
HP, Inc.
4.65%, 12/09/21	500,000	536,265
Intel Corp.
3.70%, 07/29/25 (b)	1,000,000	1,046,574
4.80%, 10/01/41	750,000	832,584
4.25%, 12/15/42 (h)	250,000	255,415
International Business Machines Corp.
1.88%, 05/15/19	200,000	201,136
2.25%, 02/19/21	1,500,000	1,507,867
3.38%, 08/01/23	150,000	155,745
3.63%, 02/12/24	500,000	523,992
4.00%, 06/20/42	500,000	501,458
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)(g)	1,000,000	1,009,218
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	533,202
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lam Research Corp.
3.80%, 03/15/25 (b)	500,000	502,751
Microsoft Corp.
1.30%, 11/03/18	2,000,000	2,000,018
1.63%, 12/06/18	1,000,000	1,004,437
1.10%, 08/08/19	500,000	494,711
2.00%, 11/03/20 (b)	1,000,000	1,003,789
2.40%, 08/08/26 (b)	1,000,000	947,344
4.20%, 11/03/35 (b)	350,000	367,648
4.50%, 10/01/40 (h)	100,000	107,854
5.30%, 02/08/41	500,000	594,631
4.88%, 12/15/43 (b)	500,000	561,271
4.45%, 11/03/45 (b)	1,500,000	1,586,976
3.70%, 08/08/46 (b)	500,000	470,582
4.25%, 02/06/47 (b)	1,000,000	1,027,645
NVIDIA Corp.
2.20%, 09/16/21 (b)	700,000	686,341
3.20%, 09/16/26 (b)	500,000	485,957
Oracle Corp.
5.75%, 04/15/18	750,000	783,086
2.25%, 10/08/19	500,000	506,306
2.80%, 07/08/21	1,000,000	1,021,097
1.90%, 09/15/21 (b)	2,750,000	2,703,921
3.40%, 07/08/24 (b)	650,000	667,925
2.95%, 05/15/25 (b)	500,000	494,064
4.30%, 07/08/34 (b)	400,000	415,934
6.13%, 07/08/39	750,000	951,296
4.00%, 07/15/46 (b)	500,000	478,217
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	346,140
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	500,000	507,788
4.80%, 05/20/45 (b)	500,000	520,308
Seagate HDD Cayman
3.75%, 11/15/18	500,000	512,813
4.25%, 03/01/22 (b)(c)	500,000	495,743
4.75%, 06/01/23	350,000	351,969
4.75%, 01/01/25	1,000,000	980,000
4.88%, 06/01/27 (b)	4,000,000	3,752,096
Texas Instruments, Inc.
1.65%, 08/03/19	1,000,000	998,544
1.85%, 05/15/22 (b)	1,500,000	1,449,922
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	509,062
Xerox Corp.
2.75%, 09/01/20	415,000	411,554
4.07%, 03/17/22 (c)	192,000	195,235
		73,274,481
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	696,920	688,873
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,500,000	1,469,145
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	149,554
3.85%, 09/01/23 (b)	400,000	423,956
3.40%, 09/01/24 (b)	2,000,000	2,057,630
5.05%, 03/01/41 (b)	500,000	560,350
4.55%, 09/01/44 (b)	1,000,000	1,057,085
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	151,475
3.20%, 08/02/46 (b)	250,000	219,516
Canadian Pacific Railway Co.
2.90%, 02/01/25 (b)	350,000	343,789

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	325,344	337,152
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	82,773	86,629
CSX Corp.
4.25%, 06/01/21 (b)	150,000	159,802
6.15%, 05/01/37	500,000	616,336
4.10%, 03/15/44 (b)	100,000	96,359
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	377,108	436,032
FedEx Corp.
2.30%, 02/01/20	500,000	504,462
2.63%, 08/01/22	500,000	498,862
3.25%, 04/01/26 (b)	250,000	248,247
3.90%, 02/01/35	300,000	289,258
3.88%, 08/01/42	200,000	183,295
4.40%, 01/15/47 (b)	1,000,000	976,199
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	760,851
4.84%, 10/01/41	100,000	109,329
4.65%, 01/15/46 (b)	500,000	536,771
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	302,597
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,054,539
3.65%, 02/15/24 (b)	500,000	524,339
3.25%, 08/15/25 (b)	500,000	507,863
2.75%, 03/01/26 (b)	1,000,000	975,900
4.15%, 01/15/45 (b)	1,000,000	1,006,440
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	500,000	492,500
United Parcel Service, Inc.
5.13%, 04/01/19	150,000	160,334
6.20%, 01/15/38	200,000	261,797
4.88%, 11/15/40 (b)	400,000	453,048
		18,700,314
		544,991,160

Utility 1.7%
Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	350,000	366,786
4.30%, 01/02/46 (b)	500,000	513,845
Appalachian Power Co.
7.00%, 04/01/38	750,000	1,011,583
4.45%, 06/01/45 (b)	500,000	520,090
Arizona Public Service Co.
4.35%, 11/15/45 (b)	1,000,000	1,036,179
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (b)	300,000	302,443
6.13%, 04/01/36 (h)	500,000	626,099
5.95%, 05/15/37	250,000	308,874
6.50%, 09/15/37	500,000	652,466
5.15%, 11/15/43 (b)	800,000	909,207
4.50%, 02/01/45 (b)	850,000	887,651
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,103,593
3.00%, 05/15/26 (b)	1,500,000	1,441,738
4.88%, 03/01/44 (b)	500,000	534,401
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	208,360
3.95%, 03/01/43 (b)	1,000,000	979,808
4.45%, 03/15/44 (b)	1,150,000	1,216,023
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	518,658
3.95%, 05/15/43 (b)	250,000	251,826
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	517,880
Dominion Resources, Inc.
1.90%, 06/15/18	1,100,000	1,099,521
2.50%, 12/01/19 (b)	1,000,000	1,011,985
2.85%, 08/15/26 (b)	1,000,000	935,655
5.25%, 08/01/33	500,000	546,251
4.05%, 09/15/42 (b)	3,000,000	2,826,261
DTE Energy Co.
1.50%, 10/01/19	750,000	737,863
3.30%, 06/15/22 (b)	500,000	508,257
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	310,645
6.05%, 04/15/38	1,255,000	1,606,760
5.30%, 02/15/40	600,000	711,081
3.75%, 06/01/45 (b)	750,000	717,844
Duke Energy Corp.
3.05%, 08/15/22 (b)	950,000	958,538
3.75%, 04/15/24 (b)	1,000,000	1,030,079
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	750,000	755,713
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,526,938
Edison International
2.95%, 03/15/23 (b)	500,000	500,062
Entergy Corp.
4.00%, 07/15/22 (b)	500,000	524,333
Entergy Louisiana LLC
4.95%, 01/15/45 (b)	500,000	513,264
Exelon Corp.
4.95%, 06/15/35 (b)(c)	250,000	265,415
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	321,128
2.95%, 01/15/20 (b)	1,000,000	1,014,398
6.25%, 10/01/39	1,000,000	1,040,161
5.60%, 06/15/42 (b)	750,000	717,657
Florida Power & Light Co.
3.13%, 12/01/25 (b)	750,000	760,574
5.95%, 02/01/38	150,000	191,988
3.80%, 12/15/42 (b)	275,000	273,006
Georgia Power Co.
4.75%, 09/01/40	500,000	528,177
Great Plains Energy, Inc.
3.15%, 04/01/22 (b)	500,000	505,428
4.85%, 04/01/47 (b)	500,000	514,613
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,038,436
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/46 (a)(b)	300,000	313,067
Nevada Power Co.
6.65%, 04/01/36	500,000	660,919
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (b)	200,000	215,333
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	1,000,000	1,039,404
4.25%, 05/15/21 (b)	200,000	213,098
6.05%, 03/01/34	1,000,000	1,255,455
5.40%, 01/15/40	500,000	593,767
4.30%, 03/15/45 (b)	1,000,000	1,033,736

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,158,893
3.40%, 06/01/23 (b)	1,000,000	1,011,181
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	646,152
PSEG Power LLC
5.13%, 04/15/20	400,000	430,944
3.00%, 06/15/21 (b)	1,500,000	1,513,290
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	99,770
Puget Energy, Inc.
6.50%, 12/15/20	500,000	560,438
6.00%, 09/01/21	250,000	278,804
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	308,276
Sempra Energy
3.55%, 06/15/24 (b)	400,000	405,698
Southern California Edison Co.
2.40%, 02/01/22 (b)	500,000	498,391
5.55%, 01/15/37	500,000	599,596
Southern Co.
2.35%, 07/01/21 (b)	350,000	344,000
4.40%, 07/01/46 (b)	500,000	479,820
Southern Power Co.
1.50%, 06/01/18	500,000	499,066
2.38%, 06/01/20 (b)	1,200,000	1,200,800
TransAlta Corp.
6.90%, 05/15/18	250,000	260,938
6.50%, 03/15/40	500,000	453,778
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	99,977
Virginia Electric & Power Co.
6.00%, 05/15/37	800,000	996,335
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	199,971
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	101,183
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	531,476
2.40%, 03/15/21 (b)	250,000	249,372
		56,152,469
Natural Gas 0.1%
NiSource Finance Corp.
4.80%, 02/15/44 (b)	500,000	527,592
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	103,257
4.66%, 02/01/44 (b)	300,000	318,150
Sempra Energy
1.63%, 10/07/19	1,000,000	990,634
3.75%, 11/15/25 (b)	885,000	902,739
6.00%, 10/15/39	350,000	418,277
Southern California Gas Co.
2.60%, 06/15/26 (b)	1,000,000	966,803
		4,227,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	770,203
		770,203
		61,150,124
Total Corporates
(Cost $882,487,120)		884,566,949

Treasuries 36.5% of net assets
Bonds
9.13%, 05/15/18 (h)	2,331,000	2,539,969
8.50%, 02/15/20	3,000,000	3,594,960
8.75%, 05/15/20	2,750,000	3,351,186
8.75%, 08/15/20	750,000	924,961
7.88%, 02/15/21	750,000	921,446
8.13%, 05/15/21	750,000	937,529
8.13%, 08/15/21	500,000	631,231
8.00%, 11/15/21 (h)	2,149,000	2,728,643
7.25%, 08/15/22	1,500,000	1,899,405
7.63%, 11/15/22	2,200,000	2,851,449
7.13%, 02/15/23	500,000	640,059
6.25%, 08/15/23	750,000	934,863
7.50%, 11/15/24	2,000,000	2,740,390
7.63%, 02/15/25	500,000	693,946
6.88%, 08/15/25	500,000	674,580
6.00%, 02/15/26 (h)	891,000	1,151,966
6.75%, 08/15/26	1,324,000	1,812,638
6.50%, 11/15/26	250,000	338,496
6.63%, 02/15/27	1,000,000	1,372,695
6.38%, 08/15/27	1,000,000	1,362,793
6.13%, 11/15/27	1,788,000	2,406,326
5.50%, 08/15/28	1,500,000	1,948,272
5.25%, 11/15/28	2,700,000	3,451,253
5.25%, 02/15/29	3,278,000	4,203,907
6.13%, 08/15/29	4,250,000	5,887,993
6.25%, 05/15/30 (h)	4,135,000	5,862,491
5.38%, 02/15/31	6,900,000	9,216,220
4.50%, 02/15/36	3,100,000	3,932,579
4.75%, 02/15/37	2,336,000	3,050,898
5.00%, 05/15/37	750,000	1,008,926
4.38%, 02/15/38 (h)	1,250,000	1,560,425
4.50%, 05/15/38	1,500,000	1,903,008
3.50%, 02/15/39 (h)	2,572,000	2,831,561
4.25%, 05/15/39	2,400,000	2,931,703
4.50%, 08/15/39	1,800,000	2,274,012
4.38%, 11/15/39 (h)	2,531,000	3,142,295
4.63%, 02/15/40	4,165,000	5,351,292
4.38%, 05/15/40	3,500,000	4,346,769
3.88%, 08/15/40	4,500,000	5,203,917
4.25%, 11/15/40 (h)	2,409,000	2,941,143
4.75%, 02/15/41	4,000,000	5,237,892
4.38%, 05/15/41	4,000,000	4,980,936
3.75%, 08/15/41	3,623,000	4,109,344
3.13%, 11/15/41	4,200,000	4,299,175
3.13%, 02/15/42 (h)	3,940,000	4,032,113
3.00%, 05/15/42	1,493,000	1,492,854
2.75%, 08/15/42	4,399,000	4,195,115
2.75%, 11/15/42	4,020,000	3,828,813
3.13%, 02/15/43	3,900,000	3,978,456
2.88%, 05/15/43	5,899,000	5,744,959
3.63%, 08/15/43	5,483,000	6,106,477
3.75%, 11/15/43	5,668,000	6,450,892
3.63%, 02/15/44	6,795,000	7,572,844
3.38%, 05/15/44	5,912,000	6,310,481
3.13%, 08/15/44 (h)	7,000,000	7,137,949
3.00%, 11/15/44 (h)	6,000,000	5,974,104

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 02/15/45 (h)	12,750,000	11,459,560
3.00%, 05/15/45 (h)	6,750,000	6,712,294
2.88%, 08/15/45	6,100,000	5,917,238
3.00%, 11/15/45	6,150,000	6,113,481
2.50%, 02/15/46 (h)	10,600,000	9,502,529
2.50%, 05/15/46	6,750,000	6,045,469
2.25%, 08/15/46	12,400,000	10,494,963
2.88%, 11/15/46	6,310,000	6,123,659
3.00%, 02/15/47	4,000,000	3,986,484
Notes
0.75%, 04/15/18	5,600,000	5,580,422
0.63%, 04/30/18 (h)	13,207,000	13,139,671
0.75%, 04/30/18	2,150,000	2,141,895
2.63%, 04/30/18 (h)	10,587,000	10,759,452
1.00%, 05/15/18	4,350,000	4,344,989
3.88%, 05/15/18	5,000,000	5,154,490
1.00%, 05/31/18 (h)	10,000,000	9,987,110
2.38%, 05/31/18	4,100,000	4,158,458
1.13%, 06/15/18 (h)	5,000,000	5,000,000
0.63%, 06/30/18	2,250,000	2,236,025
1.38%, 06/30/18 (h)	6,619,000	6,638,910
2.38%, 06/30/18	2,500,000	2,538,085
0.88%, 07/15/18	4,500,000	4,485,146
1.38%, 07/31/18	5,000,000	5,015,135
1.00%, 08/15/18	5,000,000	4,990,135
4.00%, 08/15/18	2,500,000	2,597,900
0.75%, 08/31/18	2,000,000	1,988,672
1.50%, 08/31/18 (h)	6,088,000	6,116,181
1.00%, 09/15/18	5,000,000	4,987,990
0.75%, 09/30/18	4,000,000	3,975,000
1.38%, 09/30/18 (h)	8,191,000	8,216,114
0.88%, 10/15/18	2,500,000	2,488,575
0.75%, 10/31/18	2,000,000	1,986,172
1.25%, 10/31/18	5,329,000	5,333,892
1.75%, 10/31/18	3,500,000	3,531,035
1.25%, 11/15/18	3,000,000	3,002,814
3.75%, 11/15/18	4,000,000	4,163,828
1.00%, 11/30/18	2,000,000	1,993,398
1.25%, 11/30/18	3,633,000	3,635,837
1.38%, 11/30/18	2,400,000	2,407,032
1.25%, 12/15/18	3,000,000	3,002,052
1.25%, 12/31/18	4,500,000	4,502,813
1.38%, 12/31/18	2,050,000	2,055,566
1.50%, 12/31/18	4,176,000	4,196,229
1.13%, 01/15/19	4,000,000	3,992,892
1.13%, 01/31/19	4,600,000	4,591,375
1.25%, 01/31/19	8,622,000	8,625,707
1.50%, 01/31/19	5,426,000	5,452,072
0.75%, 02/15/19	5,250,000	5,203,343
2.75%, 02/15/19	500,000	514,082
1.13%, 02/28/19	3,500,000	3,492,482
1.38%, 02/28/19	5,604,000	5,618,010
1.50%, 02/28/19	6,337,000	6,367,696
1.00%, 03/15/19 (h)	9,750,000	9,701,630
1.25%, 03/31/19	4,750,000	4,749,535
1.50%, 03/31/19	2,500,000	2,512,060
1.63%, 03/31/19	6,770,000	6,818,527
0.88%, 04/15/19 (h)	4,500,000	4,464,054
1.25%, 04/30/19	6,423,000	6,419,615
1.63%, 04/30/19	6,520,000	6,566,096
0.88%, 05/15/19 (h)	10,000,000	9,913,280
3.13%, 05/15/19	5,600,000	5,813,937
1.13%, 05/31/19	13,520,000	13,471,936
1.50%, 05/31/19	4,163,000	4,181,375
0.88%, 06/15/19	1,600,000	1,584,718
1.00%, 06/30/19	3,000,000	2,979,258
1.63%, 06/30/19	3,040,000	3,060,246
0.75%, 07/15/19	5,000,000	4,934,765
0.88%, 07/31/19 (h)	4,201,000	4,157,020
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 07/31/19	3,700,000	3,723,702
0.75%, 08/15/19	5,500,000	5,423,088
3.63%, 08/15/19	1,000,000	1,053,301
1.00%, 08/31/19	1,700,000	1,685,191
1.63%, 08/31/19 (h)	7,250,000	7,294,181
0.88%, 09/15/19	8,800,000	8,692,754
1.00%, 09/30/19	4,500,000	4,457,196
1.75%, 09/30/19 (h)	7,425,000	7,492,582
1.00%, 10/15/19	5,000,000	4,950,585
1.25%, 10/31/19	3,250,000	3,237,686
1.50%, 10/31/19	3,250,000	3,257,046
1.00%, 11/15/19	6,000,000	5,934,612
3.38%, 11/15/19 (h)	5,610,700	5,895,948
1.00%, 11/30/19	1,483,000	1,467,012
1.50%, 11/30/19 (h)	8,175,000	8,189,846
1.38%, 12/15/19	500,000	499,121
1.13%, 12/31/19	3,000,000	2,974,452
1.63%, 12/31/19 (h)	11,000,000	11,052,206
1.38%, 01/15/20	4,250,000	4,240,535
1.25%, 01/31/20 (h)	6,000,000	5,962,266
1.38%, 01/31/20 (h)	4,582,000	4,570,366
1.38%, 02/15/20	5,000,000	4,984,765
3.63%, 02/15/20	7,650,000	8,114,080
1.25%, 02/29/20	3,450,000	3,425,743
1.38%, 02/29/20 (h)	6,500,000	6,476,262
1.63%, 03/15/20	4,500,000	4,516,610
1.13%, 03/31/20	2,384,000	2,356,808
1.38%, 03/31/20	6,250,000	6,223,875
1.13%, 04/30/20	4,750,000	4,690,625
1.38%, 04/30/20	9,550,000	9,500,942
3.50%, 05/15/20	5,500,000	5,824,841
1.38%, 05/31/20	5,000,000	4,969,435
1.50%, 05/31/20	5,000,000	4,988,185
1.63%, 06/30/20 (h)	5,000,000	5,004,885
1.88%, 06/30/20 (h)	5,346,000	5,395,493
1.63%, 07/31/20 (h)	5,450,000	5,451,384
2.00%, 07/31/20	500,000	506,377
2.63%, 08/15/20 (h)	4,776,000	4,930,379
1.38%, 08/31/20	4,000,000	3,963,516
2.13%, 08/31/20	2,500,000	2,539,745
1.38%, 09/30/20 (h)	6,000,000	5,940,822
2.00%, 09/30/20	3,500,000	3,541,017
1.38%, 10/31/20	4,750,000	4,698,695
1.75%, 10/31/20	3,000,000	3,007,089
2.63%, 11/15/20 (h)	8,608,000	8,889,774
1.63%, 11/30/20 (h)	6,000,000	5,983,242
2.00%, 11/30/20	3,500,000	3,536,369
1.75%, 12/31/20 (h)	11,000,000	11,009,669
2.38%, 12/31/20	4,091,000	4,188,002
1.38%, 01/31/21	8,000,000	7,888,904
2.13%, 01/31/21	1,500,000	1,520,772
3.63%, 02/15/21 (h)	3,603,000	3,858,096
1.13%, 02/28/21	8,000,000	7,806,096
2.00%, 02/28/21	2,965,000	2,991,406
1.25%, 03/31/21 (h)	10,000,000	9,795,120
2.25%, 03/31/21	1,576,000	1,604,196
1.38%, 04/30/21 (h)	23,000,000	22,616,820
2.25%, 04/30/21	2,786,000	2,835,407
3.13%, 05/15/21	2,000,000	2,104,414
1.38%, 05/31/21	8,000,000	7,858,440
2.00%, 05/31/21	2,534,000	2,553,550
1.13%, 06/30/21	4,000,000	3,884,764
2.13%, 06/30/21	1,512,000	1,530,309
1.13%, 07/31/21	6,500,000	6,304,870
2.25%, 07/31/21	3,000,000	3,049,806
2.13%, 08/15/21	3,421,900	3,462,802
1.13%, 08/31/21	5,000,000	4,844,630
2.00%, 08/31/21	3,750,000	3,771,240
1.13%, 09/30/21	4,500,000	4,353,750

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 09/30/21	2,750,000	2,778,790
1.25%, 10/31/21	3,750,000	3,645,484
2.00%, 10/31/21	3,000,000	3,014,121
2.00%, 11/15/21 (h)	4,800,000	4,822,781
1.75%, 11/30/21	8,100,000	8,048,265
1.88%, 11/30/21 (h)	11,000,000	10,988,395
2.00%, 12/31/21	7,500,000	7,529,737
2.13%, 12/31/21	3,750,000	3,785,963
1.50%, 01/31/22 (h)	6,300,000	6,176,829
1.88%, 01/31/22	6,000,000	5,987,694
2.00%, 02/15/22	5,000,000	5,021,775
1.75%, 02/28/22	3,000,000	2,973,927
1.88%, 02/28/22	3,000,000	2,993,907
1.75%, 03/31/22 (h)	6,050,000	5,994,697
1.88%, 03/31/22	11,000,000	10,972,720
1.75%, 04/30/22	6,500,000	6,434,493
1.75%, 05/15/22	5,000,000	4,947,755
1.88%, 05/31/22 (h)	4,500,000	4,479,435
2.13%, 06/30/22	5,000,000	5,035,350
2.00%, 07/31/22	5,000,000	4,999,415
1.63%, 08/15/22 (h)	8,911,000	8,730,000
1.88%, 08/31/22	5,000,000	4,962,500
1.75%, 09/30/22	3,000,000	2,955,117
1.88%, 10/31/22	5,000,000	4,953,710
1.63%, 11/15/22 (h)	6,177,000	6,035,843
2.00%, 11/30/22	3,000,000	2,989,335
2.13%, 12/31/22 (h)	10,000,000	10,025,780
1.75%, 01/31/23	4,000,000	3,926,408
2.00%, 02/15/23	6,894,000	6,859,668
1.50%, 02/28/23 (h)	9,500,000	9,185,312
1.50%, 03/31/23	9,000,000	8,690,805
1.63%, 04/30/23	8,000,000	7,774,216
1.75%, 05/15/23 (h)	8,500,000	8,317,216
1.63%, 05/31/23	11,300,000	10,970,492
1.38%, 06/30/23	3,000,000	2,866,758
1.25%, 07/31/23	6,250,000	5,916,381
2.50%, 08/15/23	5,176,000	5,281,642
1.38%, 08/31/23	2,000,000	1,905,860
1.38%, 09/30/23	10,750,000	10,232,237
1.63%, 10/31/23	2,850,000	2,754,648
2.75%, 11/15/23	6,796,000	7,037,441
2.13%, 11/30/23	4,750,000	4,734,415
2.25%, 12/31/23	4,750,000	4,767,718
2.25%, 01/31/24	4,700,000	4,715,331
2.75%, 02/15/24	8,619,000	8,920,329
2.13%, 02/29/24	4,750,000	4,725,044
2.13%, 03/31/24	5,250,000	5,219,650
2.50%, 05/15/24	8,140,000	8,287,375
2.38%, 08/15/24	9,500,000	9,577,748
2.25%, 11/15/24 (h)	8,000,000	7,981,720
2.00%, 02/15/25 (h)	10,200,000	9,976,671
2.13%, 05/15/25 (h)	11,212,400	11,045,313
2.00%, 08/15/25 (h)	10,000,000	9,739,450
2.25%, 11/15/25 (h)	10,000,000	9,915,430
1.63%, 02/15/26 (h)	10,000,000	9,403,710
1.63%, 05/15/26	9,750,000	9,147,294
1.50%, 08/15/26	9,000,000	8,328,168
2.00%, 11/15/26	12,000,000	11,594,064
2.25%, 02/15/27	11,000,000	10,860,993
Total Treasuries
(Cost $1,301,303,305)		1,288,194,032

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 7.3% of net assets

Agency 3.6%
Foreign 1.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	997,280
1.38%, 02/10/20	1,000,000	987,899
		1,985,179
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	1,500,000	1,499,613
Nexen, Inc.
6.40%, 05/15/37	1,400,000	1,746,339
		3,245,952
Colombia 0.1%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	257,875
7.63%, 07/23/19	700,000	778,750
5.88%, 09/18/23	300,000	325,875
5.38%, 06/26/26 (b)	500,000	512,650
5.88%, 05/28/45	250,000	228,750
		2,103,900
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/18 (d)	1,500,000	1,494,290
1.00%, 06/11/18 (d)	1,000,000	996,571
4.50%, 07/16/18 (d)(h)	2,000,000	2,080,316
1.13%, 08/06/18 (d)	1,500,000	1,496,067
1.13%, 11/16/18 (d)	500,000	497,843
1.50%, 02/06/19 (d)	3,200,000	3,203,075
4.88%, 06/17/19 (d)	1,750,000	1,874,008
1.25%, 09/30/19 (d)	1,000,000	990,736
4.00%, 01/27/20 (d)	1,000,000	1,063,396
1.50%, 04/20/20 (d)	2,000,000	1,985,042
1.88%, 06/30/20 (d)	1,000,000	1,002,650
2.75%, 09/08/20 (d)	1,000,000	1,029,764
1.50%, 06/15/21 (d)	2,000,000	1,960,534
2.38%, 08/25/21 (d)	1,500,000	1,521,721
2.63%, 01/25/22 (d)	500,000	511,393
2.13%, 03/07/22 (d)	500,000	499,444
2.50%, 11/20/24 (d)	1,000,000	1,008,014
2.00%, 05/02/25 (d)	1,000,000	967,788
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	1,445,000	1,441,601
1.88%, 09/17/18 (d)	1,000,000	1,007,335
		26,631,588
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	750,449
1.75%, 11/13/18	2,000,000	1,996,546
2.13%, 02/07/19	500,000	501,649
1.75%, 05/29/19	400,000	397,656
		3,646,300

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.3%
Petroleos Mexicanos
3.13%, 01/23/19	1,000,000	1,006,500
5.50%, 02/04/19	1,000,000	1,052,500
3.50%, 07/23/20 (c)	1,000,000	1,011,250
5.50%, 01/21/21	400,000	423,900
4.88%, 01/24/22	350,000	360,920
3.50%, 01/30/23	500,000	477,700
4.88%, 01/18/24	500,000	505,750
4.50%, 01/23/26	500,000	480,500
6.88%, 04/02/26	500,000	556,250
6.50%, 03/13/27 (c)	500,000	538,500
6.63%, 06/15/35	500,000	517,550
6.50%, 06/02/41	250,000	250,250
5.50%, 06/27/44	299,000	265,378
6.38%, 01/23/45	1,000,000	980,220
5.63%, 01/23/46 (c)	1,000,000	897,850
6.75%, 09/21/47	596,000	606,072
		9,931,090
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	503,048
2.45%, 01/17/23	1,000,000	984,068
3.70%, 03/01/24	400,000	416,595
4.25%, 11/23/41	1,000,000	1,011,796
		2,915,507
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	1,100,000	1,174,560
5.00%, 04/11/22	200,000	220,222
2.88%, 01/21/25	1,250,000	1,227,766
Korea Development Bank
3.00%, 03/17/19	700,000	713,757
2.25%, 05/18/20	500,000	497,617
		3,833,922
Sweden 0.0%
Svensk Exportkredit AB
1.13%, 04/05/18	250,000	249,447
1.88%, 06/17/19	500,000	501,718
2.38%, 03/09/22	500,000	503,685
		1,254,850
		55,548,288
U.S. 2.0%
Fannie Mae
0.88%, 05/21/18	1,700,000	1,694,390
1.13%, 10/19/18	3,900,000	3,894,275
1.88%, 02/19/19	1,500,000	1,515,382
1.75%, 06/20/19	1,000,000	1,008,431
1.25%, 06/28/19 (b)	4,000,000	3,981,612
1.25%, 07/26/19 (b)	1,500,000	1,490,052
0.88%, 08/02/19	3,250,000	3,208,920
1.75%, 09/12/19	2,000,000	2,013,324
1.75%, 11/26/19	2,500,000	2,517,155
1.63%, 01/21/20	1,300,000	1,302,930
1.50%, 11/30/20	1,300,000	1,289,882
1.38%, 02/26/21	1,500,000	1,474,425
2.00%, 01/05/22	250,000	250,076
7.13%, 01/15/30 (h)	527,000	761,166
7.25%, 05/15/30	1,000,000	1,468,228
6.63%, 11/15/30	1,200,000	1,694,932
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Farm Credit Bank
0.75%, 04/18/18	2,000,000	1,992,034
1.15%, 07/01/19	1,000,000	994,322
1.92%, 04/19/22 (b)	1,500,000	1,479,250
Federal Home Loan Bank
2.75%, 06/08/18	1,250,000	1,273,150
0.88%, 06/29/18	2,000,000	1,992,514
2.00%, 09/14/18	500,000	505,607
0.88%, 10/01/18	1,000,000	994,172
1.50%, 03/08/19	2,000,000	2,005,662
1.88%, 03/08/19	2,000,000	2,019,782
1.88%, 03/13/20	1,000,000	1,008,075
1.38%, 02/18/21	1,000,000	985,247
1.88%, 11/29/21	1,750,000	1,744,717
2.38%, 06/10/22	400,000	404,816
2.13%, 03/10/23	250,000	249,368
2.88%, 06/14/24	1,075,000	1,111,437
5.38%, 08/15/24	1,750,000	2,093,943
5.50%, 07/15/36	400,000	530,946
Freddie Mac
1.10%, 09/13/18 (b)	1,000,000	996,638
0.95%, 01/30/19 (b)	4,000,000	3,966,176
1.13%, 04/15/19	1,600,000	1,592,736
0.00%, 11/29/19 (i)	700,000	666,700
1.13%, 08/12/21	500,000	483,125
2.38%, 01/13/22 (h)	5,351,000	5,451,428
6.75%, 03/15/31 (h)	264,000	378,366
6.25%, 07/15/32	700,000	976,438
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,025,588
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,064,592
6.75%, 11/01/25	488,000	638,053
2.88%, 02/01/27	500,000	502,433
		70,692,495
		126,240,783

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (h)	160,000	209,634
Province of British Columbia
2.00%, 10/23/22	200,000	196,415
2.25%, 06/02/26	300,000	288,638
Province of Manitoba
1.75%, 05/30/19	1,000,000	1,002,364
2.13%, 06/22/26	750,000	703,582
Province of Ontario
2.00%, 01/30/19	500,000	503,269
4.00%, 10/07/19	750,000	790,141
4.40%, 04/14/20	300,000	321,535
2.50%, 09/10/21	1,000,000	1,010,818
2.45%, 06/29/22	500,000	501,862
3.20%, 05/16/24	1,000,000	1,033,726
Province of Quebec
2.75%, 08/25/21	500,000	511,729
2.38%, 01/31/22	750,000	754,602
2.63%, 02/13/23	250,000	252,321
7.13%, 02/09/24	1,000,000	1,248,070

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 10/16/24	1,000,000	1,012,393
7.50%, 09/15/29	168,000	238,884
		10,579,983
		10,579,983
U.S. 0.6%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	722,890
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,582,504
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	1,914,003
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	404,071
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,320,831
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	750,000	1,060,545
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	1,215,000	1,715,483
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	286,276
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	124,463
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	842,142
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	181,878
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	401,289
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	236,066
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	561,352
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,500,000	1,370,130
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	268,562
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	800,000	829,544
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	875,264
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	936,027
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	257,284
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	325,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	242,670
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,213,008
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	383,352
School Boards Association
Series B
5.55%, 06/30/28	250,000	293,428
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	945,465
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	569,595
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,327,174
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	937,788
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	551,029
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	868,126
		23,548,124
		34,128,107

Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	1,000,000	1,005,631
		1,005,631
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	294,720
3.13%, 03/27/25	650,000	660,400
3.63%, 10/30/42	100,000	98,930
		1,054,050
Colombia 0.2%
Colombia Government International Bond
7.38%, 03/18/19	300,000	331,350
4.38%, 07/12/21	1,000,000	1,062,500
4.50%, 01/28/26 (b)	750,000	794,062
3.88%, 04/25/27 (b)	1,000,000	997,250
7.38%, 09/18/37	300,000	384,300
6.13%, 01/18/41	750,000	858,750
5.63%, 02/26/44 (b)	500,000	546,250
5.00%, 06/15/45 (b)	350,000	352,800
		5,327,262
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,256,230
5.38%, 02/21/23	1,000,000	1,102,965
5.75%, 11/22/23	500,000	565,998
		3,925,193

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	490,762
		490,762
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,169,805
5.38%, 06/15/33	500,000	548,828
		1,718,633
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	650,000	675,675
3.63%, 03/15/22	900,000	927,900
8.00%, 09/24/22	100,000	124,625
4.00%, 10/02/23	350,000	361,375
3.60%, 01/30/25	2,000,000	2,000,000
4.13%, 01/21/26	500,000	515,250
6.05%, 01/11/40	300,000	343,875
4.75%, 03/08/44	1,300,000	1,267,500
5.55%, 01/21/45	600,000	650,250
4.60%, 01/23/46	500,000	480,625
4.35%, 01/15/47	400,000	369,000
		7,716,075
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	649,500
4.00%, 09/22/24 (b)	500,000	524,375
3.75%, 03/16/25 (b)	750,000	767,813
6.70%, 01/26/36	200,000	253,000
		2,194,688
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	275,000
7.35%, 07/21/25	1,000,000	1,297,500
4.13%, 08/25/27	750,000	810,000
		2,382,500
Philippines 0.1%
Philippine Government International Bond
8.38%, 06/17/19	500,000	571,643
4.00%, 01/15/21	300,000	318,929
4.20%, 01/21/24	1,300,000	1,409,661
5.50%, 03/30/26	600,000	710,145
6.38%, 01/15/32	350,000	453,441
3.95%, 01/20/40	1,500,000	1,547,772
		5,011,591
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,098,126
5.13%, 04/21/21	650,000	712,842
3.00%, 03/17/23	300,000	299,902
4.00%, 01/22/24	250,000	262,891
		2,373,761
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	166,170
3.88%, 09/11/23	600,000	643,590
		809,760
South Africa 0.1%
South Africa Government International Bond
4.67%, 01/17/24	600,000	608,778
4.88%, 04/14/26	400,000	402,900
4.30%, 10/12/28	1,000,000	941,026
5.38%, 07/24/44	500,000	491,967
		2,444,671
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	265,938
7.63%, 03/21/36	300,000	390,705
4.13%, 11/20/45	150,000	133,050
5.10%, 06/18/50	750,000	722,812
		1,512,505
		37,967,082

Supranational* 1.7%
African Development Bank
1.63%, 10/02/18	500,000	501,800
2.38%, 09/23/21	1,000,000	1,010,958
Asian Development Bank
1.75%, 09/11/18	750,000	754,426
1.38%, 01/15/19	1,000,000	999,542
1.50%, 01/22/20	500,000	498,470
1.63%, 03/16/21	500,000	493,962
2.00%, 02/16/22	1,000,000	997,163
2.00%, 01/22/25	1,500,000	1,451,109
2.00%, 04/24/26	500,000	478,066
2.63%, 01/12/27	1,000,000	1,008,904
5.82%, 06/16/28	1,000,000	1,246,282
Corp. Andina de Fomento
2.00%, 05/10/19	500,000	499,374
4.38%, 06/15/22	350,000	373,895
Council of Europe Development Bank
1.63%, 03/10/20	500,000	497,419
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,503,822
1.50%, 03/16/20	500,000	496,239
1.50%, 11/02/21	1,000,000	971,986
European Investment Bank
1.25%, 05/15/18	1,500,000	1,499,778
1.00%, 06/15/18	500,000	498,060
1.88%, 03/15/19	1,450,000	1,459,073
1.75%, 06/17/19	1,000,000	1,003,038
1.63%, 03/16/20	2,250,000	2,238,037
1.38%, 06/15/20	500,000	491,967
2.88%, 09/15/20	1,350,000	1,392,212
4.00%, 02/16/21	1,200,000	1,289,164
2.00%, 03/15/21	1,500,000	1,500,729
2.50%, 04/15/21	1,000,000	1,017,632
2.25%, 03/15/22	1,500,000	1,506,522
3.25%, 01/29/24	1,000,000	1,048,483
2.50%, 10/15/24	500,000	500,337
2.13%, 04/13/26	1,000,000	958,812
4.88%, 02/15/36	750,000	934,363

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Inter-American Development Bank
1.75%, 08/24/18	500,000	502,899
1.25%, 10/15/19	500,000	494,999
1.75%, 10/15/19	500,000	501,099
3.88%, 02/14/20	700,000	741,832
2.13%, 11/09/20	650,000	655,866
1.88%, 03/15/21	2,500,000	2,494,000
4.38%, 01/24/44	2,000,000	2,344,272
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,500,000	1,495,056
1.88%, 03/15/19	4,000,000	4,032,500
1.88%, 10/07/19	1,800,000	1,811,358
2.13%, 11/01/20	1,000,000	1,008,497
1.38%, 05/24/21	500,000	487,871
2.25%, 06/24/21	3,250,000	3,283,540
2.00%, 01/26/22	1,700,000	1,695,786
1.88%, 10/07/22	2,500,000	2,459,507
2.50%, 11/25/24	1,000,000	1,002,819
4.75%, 02/15/35	350,000	426,405
International Finance Corp.
1.25%, 07/16/18	500,000	499,837
1.75%, 09/04/18	500,000	502,900
1.75%, 09/16/19	1,100,000	1,105,167
1.63%, 07/16/20	1,000,000	996,507
Nordic Investment Bank
2.25%, 09/30/21	1,250,000	1,259,132
		60,923,473
Total Government Related
(Cost $260,165,169)		259,259,445

Securitized 30.6% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
CarMax Auto Owner Trust
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	2,250,000	2,252,902
Ford Credit Auto Owner Trust
Series 2014-C Class A4
1.56%, 02/15/20 (b)	983,000	983,385
Series 2016-A Class A4
1.60%, 06/15/21 (b)	742,000	739,121
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (b)	500,000	495,932
Nissan Auto Receivables Owner Trust
Series 2015-C Class A3
1.37%, 05/15/20 (b)	647,000	645,697
Series 2015-B Class A4
1.79%, 01/15/22 (b)	550,000	550,351
World Omni Auto Receivables Trust
Series 2016-B Class A4
1.48%, 11/15/22 (b)	600,000	586,680
		6,254,068
Credit Card 0.3%
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	870,000	869,706
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	480,000	480,256
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	298,923
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	600,000	599,091
Citibank Credit Card Issuance Trust
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	206,549
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	500,000	501,723
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	231,366
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	2,500,000	2,522,011
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	2,700,000	2,697,015
Series 2015-A4 Class A4
2.19%, 04/17/23 (b)	1,250,000	1,256,748
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	210,343
Series 2015-B Class A
2.55%, 06/17/24 (b)	450,000	456,845
		10,330,576
		16,584,644

Commercial Mortgage-Backed Securities 1.7%
CFCRE Commercial Mortgage Trust 2016-C3
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	2,800,000	2,917,660
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 Class A4
3.28%, 05/10/58 (b)	1,000,000	997,785
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	657,448
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	131,981
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	280,000	285,438
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	537,237	545,991
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,036,405
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,200,000	1,235,186
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	301,972
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	300,000	309,701
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A3
3.98%, 10/10/46 (b)	450,000	478,583
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	365,933
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	612,421

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	253,181
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	508,937
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	661,594
COMM 2014-CCRE18 Mortgage Trust
Series 2014-CR18 Class A4
3.55%, 07/15/47 (b)	800,000	823,437
COMM 2014-CCRE19 Mortgage Trust
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (b)	400,000	417,013
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 Class A3
3.33%, 11/10/47 (b)	1,550,000	1,572,361
COMM 2015-CCRE24 Mortgage Trust
Series 2015-CR24 Class A5
3.70%, 08/10/48 (b)	400,000	413,891
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	261,990
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	2,100,000	2,173,620
CSAIL 2015-C1 Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (b)	108,000	110,966
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	16,051	16,053
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	146,907	152,591
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	178,177	187,586
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	656,127
Series 2012-M2 Class A1
1.82%, 09/25/21 (b)	10,222	10,234
Series 2015-M4 Class AV2
2.51%, 07/25/22 (b)	75,000	75,843
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(b)	65,000	63,710
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)	492,000	506,282
Series 2015-M3 Class A2
2.72%, 10/25/24 (b)	550,000	550,611
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(b)	150,000	149,059
Series 2016-M6 Class A2
2.49%, 05/25/26 (b)	2,600,000	2,508,225
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	68,626	69,227
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	201,716
Series K708 Class A2
2.13%, 01/25/19 (b)	301,194	303,518
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	420,970
Series K004 Class A2
4.19%, 08/25/19 (b)	1,800,000	1,894,529
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	440,165
Series K008 Class A2
3.53%, 06/25/20 (b)	140,600	146,842
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K009 Class A2
3.81%, 08/25/20 (b)	500,000	527,792
Series K015 Class A1
2.26%, 10/25/20 (b)	96,427	97,060
Series K014 Class A1
2.79%, 10/25/20 (b)	317,436	322,236
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	376,978
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	327,966
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	130,000	139,079
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	492,000	523,462
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	175,743
Series K015 Class A2
3.23%, 07/25/21 (b)	500,000	519,890
Series K016 Class A2
2.97%, 10/25/21 (b)	500,000	515,013
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	102,894
Series K025 Class A1
1.88%, 04/25/22 (b)	348,478	347,161
Series K020 Class A2
2.37%, 05/25/22 (b)	385,000	386,884
Series K022 Class A2
2.36%, 07/25/22 (b)	900,000	900,361
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	808,916
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	508,229
Series K029 Class A1
2.84%, 10/25/22 (b)	111,958	114,389
Series K026 Class A2
2.51%, 11/25/22 (b)	550,000	553,018
Series K027 Class A2
2.64%, 01/25/23 (b)	1,045,000	1,058,322
Series K033 Class A1
2.87%, 02/25/23 (b)	120,940	123,706
Series K028 Class A2
3.11%, 02/25/23 (b)	250,000	259,151
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	1,675,000	1,755,170
Series K030 Class A2
3.25%, 04/25/23 (a)(b)	250,000	260,377
Series K031 Class A2
3.30%, 04/25/23 (a)(b)	1,415,000	1,479,636
Series K033 Class A2
3.06%, 07/25/23 (b)	1,140,000	1,174,525
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	473,621
Series K037 Class A2
3.49%, 01/25/24 (b)	600,000	636,754
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	311,642
Series K045 Class A2
3.02%, 01/25/25 (b)	400,000	408,138
Series K046 Class A2
3.21%, 03/25/25 (b)	750,000	774,711
Series K048 Class A2
3.28%, 06/25/25 (a)(b)	455,000	472,050
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	244,457
Series 2012-GC6 Class A3
3.48%, 01/10/45 (b)	597,743	623,820
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	100,000	103,830

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (b)	275,000	278,076
Series 2013-GC13 Class A5
4.03%, 07/10/46 (a)(b)	649,000	699,093
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	700,000	754,978
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	382,683	386,724
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	286,196	293,961
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	387,412	402,705
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	259,870
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	324,185
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	337,021	358,673
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	308,946
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	620,197
Series 2015-C29 Class A4
3.61%, 05/15/48 (b)	1,000,000	1,029,626
Series 2015-C28 Class A4
3.23%, 10/15/48 (b)	2,000,000	2,007,675
Series 2015-C32 Class A2
2.82%, 11/15/48 (b)	600,000	609,829
Series 2015-C33 Class A4
3.77%, 12/15/48 (b)	450,000	467,844
Series 2015-JP1 Class A4
3.65%, 01/15/49 (b)	600,000	621,157
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	441,709
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)	180,000	193,157
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	284,991
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	890,660
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	210,777
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,037,543
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	308,971
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	504,549
Series 2013-C5 Class A4
3.18%, 03/10/46 (b)	1,450,000	1,481,252
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	687,812
Series 2015-C31 Class A3
3.43%, 11/15/48 (b)	500,000	507,397
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	600,000	617,125
Series 2015-C30 Class A4
3.66%, 09/15/58 (b)	560,000	577,048
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (b)	575,000	579,252
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	99,584	100,105
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	562,497
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	272,734
Series 2014-C19 Class A4
3.83%, 03/15/47 (b)	100,000	104,763
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	68,079
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	545,000	556,553
		62,244,276

Mortgage-Backed Securities Pass-Through 28.4%
Fannie Mae
6.00%, 12/01/17 to 05/01/41 (b)	3,206,077	3,640,702
5.00%, 02/01/18 to 09/01/39 (b)(h)	2,626,622	2,874,167
4.50%, 03/01/18 to 04/01/41 (b)(h)	1,635,152	1,761,473
4.50%, 05/01/18 to 10/01/46 (b)	22,560,302	24,277,972
4.00%, 06/01/18 to 04/01/47 (b)	44,099,048	46,414,810
3.50%, 10/01/18 to 04/01/47 (b)	88,497,557	90,989,113
7.00%, 11/01/18 to 04/01/37 (b)	40,345	47,125
5.50%, 12/01/18 to 08/01/41 (b)	7,222,660	8,095,831
6.50%, 05/01/19 to 05/01/40 (b)	1,600,996	1,815,592
5.50%, 05/01/21 to 09/01/38 (b)(h)	1,646,004	1,838,295
5.00%, 03/01/24 to 08/01/41 (b)	9,523,620	10,483,871
4.00%, 04/01/24 to 05/01/41 (b)(h)	8,782,250	9,242,385
8.50%, 05/01/25 (b)	2,481	2,763
3.00%, 12/01/25 to 04/01/47 (b)	102,049,382	102,395,627
2.50%, 07/01/27 to 02/01/43 (b)	22,172,055	22,274,677
2.00%, 02/01/28 to 01/01/32 (b)	602,440	587,783
6.00%, 07/01/35 to 10/01/39 (b)(h)	1,639,357	1,862,235
2.64%, 10/01/35 (a)(b)(h)	165,416	172,274
2.53%, 05/01/38 (a)(b)	181,062	188,764
2.84%, 04/01/40 (a)(b)	47,723	50,477
3.41%, 05/01/40 (a)(b)	35,536	37,788
3.50%, 10/01/40 to 02/01/45 (b)(h)	6,978,405	7,156,303
3.00%, 07/01/43 (b)(h)	1,458,079	1,453,640
2.45%, 09/01/43 (a)(b)	257,648	263,512
2.90%, 11/01/43 (a)(b)	88,253	90,810
2.66%, 03/01/45 (a)(b)	281,509	288,951
2.45%, 04/01/45 (a)(b)	303,198	311,650
2.46%, 11/01/45 (a)(b)	323,055	330,549
2.93%, 11/01/45 (a)(b)	217,030	221,795
2.99%, 05/01/46 (a)(b)	455,623	466,091
2.52%, 09/01/46 (a)(b)	385,624	392,145
Fannie Mae TBA
2.00%, 04/01/32 (b)(g)	3,500,000	3,406,211
2.50%, 04/01/32 to 04/01/47 (b)(g)	12,500,000	12,459,166
3.00%, 04/01/32 to 04/01/47 (b)(g)	32,000,000	31,926,965
3.50%, 04/01/32 to 04/01/47 (b)(g)	23,500,000	24,092,760
4.00%, 04/01/47 (b)(g)	19,000,000	19,930,702
4.50%, 04/01/47 (b)(g)	4,000,000	4,289,375
Freddie Mac
6.50%, 12/01/17 to 09/01/39 (b)	346,623	387,716
4.00%, 04/01/18 to 03/01/47 (b)	28,924,146	30,471,334
5.00%, 06/01/18 to 08/01/39 (b)(h)	1,561,554	1,711,913
5.50%, 11/01/18 to 08/01/40 (b)	4,256,895	4,766,597
4.50%, 05/01/19 to 02/01/47 (b)	12,158,434	13,077,623
5.00%, 10/01/20 to 12/01/43 (b)	6,964,179	7,635,547
6.00%, 05/01/21 to 05/01/40 (b)	2,741,635	3,121,309
4.50%, 07/01/23 to 07/01/39 (b)(h)	638,505	683,970
5.50%, 05/01/24 to 02/01/40 (b)(h)	847,162	940,463
3.00%, 12/01/25 to 04/01/47 (b)	60,298,141	60,481,432
3.50%, 12/01/25 to 03/01/47 (b)	59,461,347	61,084,952

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 07/01/27 to 11/01/46 (b)	17,837,359	17,926,827
2.00%, 10/01/27 to 01/01/29 (b)	694,990	679,977
6.00%, 09/01/32 to 10/01/37 (b)(h)	342,818	388,162
6.50%, 12/01/33 (b)(h)	264,765	303,347
3.00%, 01/01/43 to 06/01/43 (b)(h)	2,840,877	2,832,213
4.00%, 05/01/44 (b)(h)	1,619,339	1,700,621
2.40%, 12/01/45 (a)(b)	229,590	234,273
Freddie Mac TBA
2.00%, 04/01/32 (b)(g)	1,500,000	1,460,039
2.50%, 04/01/32 (b)(g)	7,500,000	7,506,738
3.00%, 04/01/32 to 04/01/47 (b)(g)	26,500,000	26,397,148
3.50%, 04/01/32 to 04/01/47 (b)(g)	16,500,000	16,931,718
4.00%, 04/01/47 (b)(g)	11,000,000	11,538,828
4.50%, 04/01/47 (b)(g)	3,500,000	3,750,811
Ginnie Mae
5.00%, 11/15/17 to 09/20/46 (b)	9,378,862	10,280,771
6.50%, 05/15/24 to 01/15/35 (b)	114,958	131,626
4.00%, 12/15/24 to 03/20/47 (b)	38,364,338	40,628,691
5.50%, 04/20/26 to 12/20/45 (b)	3,563,551	3,993,739
3.50%, 05/20/26 to 03/20/47 (b)	74,848,079	77,818,864
3.00%, 01/20/27 to 11/20/46 (b)	62,998,893	63,753,942
2.50%, 03/20/27 to 07/20/46 (b)	3,194,004	3,208,823
6.00%, 12/20/31 to 06/15/41 (b)	1,802,759	2,047,348
6.00%, 09/15/32 to 09/20/37 (b)(h)	392,109	436,467
5.50%, 04/15/33 (b)(h)	233,107	263,310
5.00%, 05/15/33 to 07/20/39 (b)(h)	712,579	779,873
4.50%, 09/15/33 to 02/20/47 (b)	18,777,180	20,192,137
2.13%, 08/20/37 (a)(b)(h)	22,644	23,250
2.13%, 08/20/38 to 09/20/43 (a)(b)	485,282	501,937
4.50%, 03/20/39 (b)(h)	398,989	431,587
2.00%, 03/20/40 to 05/20/43 (a)(b)	838,457	863,773
2.25%, 10/20/40 (a)(b)	49,705	51,293
3.00%, 07/20/42 (a)(b)	101,792	105,210
3.00%, 01/20/43 (b)(h)	8,303,769	8,412,143
2.50%, 02/20/44 (a)(b)	81,762	83,472
3.50%, 04/20/44 (a)(b)	62,941	65,105
3.50%, 08/20/44 to 12/20/45 (b)(h)	9,586,223	9,954,870
Ginnie Mae TBA
2.50%, 04/01/47 (b)(g)	3,000,000	2,910,136
3.00%, 04/01/47 (b)(g)	17,000,000	17,149,617
3.50%, 04/01/47 (b)(g)	18,000,000	18,664,363
4.00%, 04/01/47 (b)(g)	6,000,000	6,337,500
4.50%, 04/01/47 (b)(g)	2,000,000	2,136,250
		1,003,374,004
Total Securitized
(Cost $1,089,012,415)		1,082,202,924
Security	Number of Shares	Value ($)
Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e)	23,853,374	23,853,374
Total Other Investment Company
(Cost $23,853,374)		23,853,374
Security	Number of Shares	Value ($)
Short-Term Investments 5.9% of net assets

Government Related 5.9%
Federal Home Loan Bank
0.75%, 04/19/17 (f)	50,000,000	49,984,900
Federal Home Loan Bank
0.70%, 04/12/17 (f)	160,000,000	159,972,800
Total Short-Term Investments
(Cost $209,947,152)		209,957,700

End of Investments

At 03/31/17, the tax basis cost of the fund's investments was $3,768,455,302 and the unrealized appreciation and depreciation were $17,566,539 and ($37,987,417), respectively, with a net unrealized depreciation of ($20,420,878).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,645,520 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO –	General obligation
RB –	Revenue bond
USD –	Unified school district

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$884,566,949	$—	$884,566,949
Treasuries	—	1,288,194,032	—	1,288,194,032
Government Related[1]	—	259,259,445	—	259,259,445
Securitized [1]	—	1,082,202,924	—	1,082,202,924
Other Investment Company[1]	23,853,374	—	—	23,853,374
Short-Term Investments[1]	—	209,957,700	—	209,957,700
Total	$23,853,374	$3,724,181,050	$—	$3,748,034,424
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR17

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 15, 2017